Exhibit 99.1

Agreed-Upon Procedures

DRB Capital, LLC

Grant Thornton LLP
1301 International Parkway, Suite 300
Fort Lauderdale, FL 33323-2874

T 954.768.9900
F 954.768.9908

801 Brickell Avenue, Suite 2450
Miami, FL 33131-4944

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS	T 305.341.8040
F 305.341.8099
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General Member and Management of

DRB Capital, LLC

We have performed the procedures enumerated below, which were agreed to by the management of DRB Capital, LLC (the “Company”), related to the Company’s structured settlement portfolio (“Data Tape” included in Appendix A) to be included in a securitization expected to close November 2017 solely for the purpose of assisting the Company and Morningstar, Inc. (“Specified Parties”) in connection with rating the Data Tape to be included in a securitization expected to close November 2017. The sufficiency of these procedures is solely the responsibility of the parties specified in this report. Consequently, we make no representation regarding the sufficiency of the procedures enumerated below either for the purpose for which this report has been requested or for any other purpose.

For the purposes of these agreed-upon procedures, structured settlements and self-owned annuities are collectively referred to as “Deals”.

As agreed to by the Specified Parties, Grant Thornton will selected the 5 largest Deals as well as an additional 52 Deals on a random basis from the Data Tape to be included in a securitization expected to close November 2017.

The procedures we performed and our findings are as follows:

1.	Procedure: For selected structured settlements included in the Data Tape, inspect the underlying documents verifying the payment stream Seller name is consistent in the Proof of Residency (“POR”), Medical Underwriting Review (“MUR”), Life Insurance Policy, Contract, Disclosure, Order, and Stipulation, as applicable.

Results of procedure: For selected structured settlements included in the Data Tape we inspected the underlying documents verifying the payment stream Seller name is consistent in the Proof of Residency (“POR”), Medical Underwriting Review (“MUR”), Life Insurance Policy, Contract, Disclosure, Order, and Stipulation noting that for Deal 107874, the Seller name did not agree to POR. No other exceptions were noted.

Grant Thornton LLP

U.S. member firm of Grant Thornton International Ltd

2

2.	Procedure: For selected self-owned annuities included in the Data Tape, inspect the underlying documents verifying the payment stream Seller name is consistent in the POR, MUR, Life Insurance Policy, Contract, Disclosure, and Stipulation, as applicable.

Results of procedure: For selected self-owned annuities included in the Data Tape, we inspected the underlying documents verifying the payment stream Seller name is consistent in the POR, MUR, Life Insurance Policy, Contract, Disclosure, and Stipulation, noting no exceptions.

3.	Procedure: For each selected structured settlement or self-owned annuity, perform the following procedures:

a.	Agree the total amount of the payment stream from the Data Tape to Seller’s Disclosure.

b.	Agree the terms of the payment stream of each deal per the Seller’s Disclosure to the corresponding Contract, Order, and Stipulation, if applicable.

c.	Ensure the Contract, Disclosures, and Stipulation is signed by the transferor, transferee and judge, as applicable.

Results of procedure:

a.	For each selected structured settlement or self-owned annuity we agreed the total amount of the payment stream from the Data Tape to the Seller’s disclosure noting the following:

Deal	Difference
100109	$720,448.60
100125	$45,451.12
100174	$26,700.00
100178	$41,976.57
103309	$10,925.00
106037	$81,300.00
106542	$5,960.13
106657	$3,150.00
106903	$26,471.97
106907	$274,500.00
107365	$14,149.39
107489	$1,544,013.96
107951	$239,000.00
108177	$1,350.00
108331	$21,000.00
108643	$2,133.54
108675	$800.00
108728	$27,678.75
108972	$(20.00)
109317	$190,880.00
109362	$139,060.00
109899	$774,000.00

No other exceptions were noted.

Grant Thornton LLP

U.S. member firm of Grant Thornton International Ltd

3

b.	For each selected structured settlement or self-owned annuity we agreed the terms of the payment stream of each deal per the Seller’s Disclosure to the corresponding Contract, Order, and Stipulation, if applicable, noting the following:

a.	For Deal 107877, the payment stream noted on the Order was $2,427 and the payment stream noted on the Seller’s Disclosure was $2,898.

b.	For Deals 109065 and 109921, the payment stream was not listed on the Stipulation.

No other exceptions were noted.

c.	For each selected structured settlement or self-owned annuity we ensured the Contract, Disclosures, and Stipulation is signed by the transferor, transferee and judge, as applicable, noting the following:

a.	For Deals 109092, 109233, 109387, 109426, 109746, 109899 and 109921, the Contract was not signed by the transferee.

No other exceptions were noted.

4.	Procedure: For each selected structured settlement or self-owned annuity, verify the Annuity Issuer provided on the Data Tape matches the Annuity Issuer listed in the:

a.	Contract.

b.	Order

Results of procedure: For each selected structured settlement or self-owned annuity, we verified the Annuity Issuer provided on the Data Tape matches the Annuity Issuer listed in the:

a.	Contract, noting the following:

a.	For Deals 100109, 100125, 100152, 100174, 100178, 106037, 106903, 107489, 108177, 108256, 108416, 108663, 109065, 109317 and 109739, the Annuity Issuer was not listed on the Contract.

b.	For Deals 106542, 106657, 108708 and 109737 the Annuity Issuer noted on the Data Tape did not agree to the Contract.

b.	Order, noting the following:

a.	For Deal 100125, the Annuity Issuer was not listed on the Order.

b.	For Deals 100174, 106542, 106657, 108256, 108708, 109737, the Annuity Issuer noted on the Data Tape did not agree to the Order.

No other exceptions were noted.

Grant Thornton LLP

U.S. member firm of Grant Thornton International Ltd

4

5.	Procedure: For each selected structured settlement or self-owned annuity, agree the following from the Data Tape:

a.	Gender and Date of Birth per the POR, as applicable

b.	MUR rating and Tobacco Status per the MUR, as applicable

Results of procedure: For each selected structured settlement or self-owned annuity, we agreed the following from the Data Tape:

a.	We agreed the Gender and Date of Birth from the Data Tape to the POR noting for Deal 108587, the Date of Birth per the Data Tape was September 17, 1951 and the Date of Birth per the POR was September 21, 1951. No other exceptions were noted.

b.	We agreed the MUR rating and Tobacco Status from the Data Tape to the MUR noting the following:

Deal	MUR Rating per Data Tape	MUR Rating per MUR
106657	390	490
107231	—	390
108256	—	125
108331	—	175

No other exceptions were noted.

6.	Procedure: For Deals that include a life insurance policy issuer as noted in the Data Tape, agree the following from the Data Tape to the life Insurance Policy:

a.	Insurance Face Value

b.	Life Insurance Policy Issuer

c.	Policy Date and Term

d.	Premium and Frequency

Results of procedure: For Deals that include a life insurance policy issuer as noted in the Data Tape, we agreed the following from the Data Tape to the Life Insurance Policy:

a.	We agreed the Insurance Face Value from the Data Tape to the Life Insurance Policy noting for Deal 106985 the Insurance Face Value per the Data Tape was $67,000 and the Insurance Face Value per the Life Insurance Policy was $70,000. No other exceptions were noted.

b.	We agreed the Life Insurance Policy Issuer from the Data Tape to the Life Insurance Policy noting no exceptions.

Grant Thornton LLP

U.S. member firm of Grant Thornton International Ltd

5

c.	We agreed the Policy Date and Term from the Data Tape to the Life Insurance Policy noting the following:

i.	For Deal 102662, the Term per the Data Tape was 20 years and the Term per the Life Insurance Policy was 15 years.

ii.	For Deals 102283, 103309, 106291, 106985, 108256, and 108331 the Term per the Data Tape was not stated in the Life Insurance Policy.

d.	We agreed the Premium and Frequency from the Data Tape to the Life Insurance Policy noting the following:

i.	For Deal 106291, the Premium Payment amount per the Data Tape stated $68,092.89 and the Premium Payment amount per the Life Insurance Policy stated $8,748.00.

ii.	For Deal 108331, the Premium Payment amount per the Data Tape stated $1,146.59 and the Premium Payment amount per the Life Insurance Policy stated $130.50.

iii.	For Deals 102283, 102739, 103309, 106291, 108256, and 108331, the Frequency per the Data Tape stated Immediate and the Frequency per the Life Insurance Policy stated Annual.

No other exceptions were noted.

Please note the Seller Name, DOB and Gender have been removed from the Data Tape.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Data Tape (included in Appendix A). Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of management of the Company and Morningstar, Inc. and is not intended to be, and should not be, used by anyone other than these specified parties, including investors and rating agencies, who are not specified parties but who may have access to this report as required by law or regulation.

Fort Lauderdale, Florida

November 2, 2017

Grant Thornton LLP

U.S. member firm of Grant Thornton International Ltd

Name	Seller Ref ID	Asset Type	Purchase Type	MUR Id	Original MUR Class	Tobacco Status	No MUR	Price Mortality	Insurance Face Value	LI Policy Issuer	Policy Date	Term	Premium Payment Amount	Premium Schedule Period	Annuity Issuer	NAIC SVO Rating	Standard & Poor’s Rating	Moody’s Rating	AM Best Rating	Fitch Ratings	TRB	Mort. Adj. Value	WAL	Sale Price
104676	1004669	Annuity	Guaranteed												Great American Insurance Company	1	A+	A1	aa-	n/a	$6,549.48	$6,549.48	3	$5,722.16
105300	1005184	Annuity	Guaranteed												The Lincoln National Life Insurance Company	1	AA-	A1	aa-	A+	$32,164.10	$32,164.10	8	$22,650.71
106037	1005074	Structured Settlement	Guaranteed												John Hancock Life Insurance Company (U.S.A.)	1	AA-	A1	aa-	AA-	$31,500.00	$31,500.00	31	$6,856.94
106045	1006008	Structured Settlement	Guaranteed												Genworth Life Insurance Company	2	BBB-	Baa1	a-	BBB	$36,900.00	$36,900.00	5	$29,016.97
106091	1003237	Annuity	Guaranteed												Executive Life Ins. Co. of New York	nr	n/a	n/a	n/a	n/a	$74,460.00	$74,460.00	12	$43,711.06
106101	1006015	Structured Settlement	Guaranteed												Hartford Life Insurance Company	2	BBB+	Baa2	a-	n/a	$191,428.56	$191,428.56	35	$35,439.82
106114	1004221	Structured Settlement	Guaranteed												Genworth Life Insurance Company	2	BBB-	Baa1	a-	BBB	$19,940.61	$19,940.61	1	$19,226.24
106251	1005333	Structured Settlement	Guaranteed												Liberty Life Assurance Company of Boston	1	A	n/a	a	n/a	$486,459.24	$486,459.24	33	$99,925.23
106255	1006241	Structured Settlement	Guaranteed												Genworth Life Insurance Company	2	BBB-	Baa1	a-	BBB	$38,000.00	$38,000.00	3	$33,468.30
106258	1006245	Structured Settlement	Guaranteed												Genworth Life Insurance Company	2	BBB-	Baa1	a-	BBB	$50,000.00	$50,000.00	9	$31,748.43
106286	1002337	Structured Settlement	Guaranteed												Hartford Life Insurance Company	2	BBB+	Baa2	a-	n/a	$320,238.62	$320,238.62	35	$59,037.02
106287	1006019	Structured Settlement	Guaranteed												Hartford Life Insurance Company	2	BBB+	Baa2	a-	n/a	$236,196.03	$236,196.03	34	$45,676.50
106310	1006259	Structured Settlement	Guaranteed												Genworth Life and Annuity Insurance Company	2	BBB-	Baa1	a-	BBB	$69,230.00	$69,230.00	6	$52,321.50
106516	1005491	Structured Settlement	Guaranteed												Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$15,400.00	$15,400.00	32	$3,240.51
106520	1005720	Structured Settlement	Guaranteed												American General Life Insurance Company	1	A+	A2	a	A+	$174,942.95	$174,942.95	32	$37,699.44
106526	1006363	Annuity	Guaranteed												Greater Beneficial Union of Pittsburgh	nr	n/a	n/a	n/a	n/a	$33,000.00	$33,000.00	5	$26,666.79
106527	1006364	Annuity	Guaranteed												Genworth Life Insurance Company	2	BBB-	Baa1	a-	BBB	$46,088.37	$46,088.37	0	$45,349.95
106585	1006423	Structured Settlement	Guaranteed												Genworth Life Insurance Company	2	BBB-	Baa1	a-	BBB	$279,000.00	$279,000.00	10	$183,094.48
106617	1004953	Structured Settlement	Guaranteed												American General Life Insurance Company	1	A+	A2	a	A+	$37,193.26	$37,193.26	30	$8,629.54
106618	1005344	Structured Settlement	Guaranteed												Prudential Insurance Company of America	1	AA-	A1	aa-	A+	$36,250.00	$36,250.00	35	$6,706.80
106619	1004715	Structured Settlement	Guaranteed												Symetra Life Insurance Company	1	A	A3	a+	A+	$65,886.90	$65,886.90	33	$13,194.80
106647	1006363	Annuity	Guaranteed												Greater Beneficial Union of Pittsburgh	nr	n/a	n/a	n/a	n/a	$59,616.10	$59,616.10	11	$36,237.59
106679	1004711	Structured Settlement	Guaranteed												Genworth Life Insurance Company	2	BBB-	Baa1	a-	BBB	$29,624.76	$29,624.76	3	$25,980.49
106700	1006108	Structured Settlement	Guaranteed												Brighthouse Life Insurance Company	1	AA-	Aa3	aa-	AA-	$84,012.72	$84,012.72	30	$19,772.12
106722	1006534	Annuity	Guaranteed												Zurich North America	nr	n/a	n/a	n/a	n/a	$12,464.82	$12,464.82	3	$10,627.19
106736	1006437	Structured Settlement	Guaranteed												Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$684,830.29	$684,830.29	38	$111,831.62
106802	1004638	Structured Settlement	Guaranteed												Executive Life Ins. Co. of New York	nr	n/a	n/a	n/a	n/a	$30,700.00	$30,700.00	4	$25,377.94
106814	1006651	Structured Settlement	Guaranteed												Genworth Life Insurance Company	2	BBB-	Baa1	a-	BBB	$22,000.00	$22,000.00	3	$18,937.32

107089	1006363	Annuity	Guaranteed												Greater Beneficial Union of Pittsburgh	nr	n/a	n/a	n/a	n/a	$55,600.00	$55,600.00	10	$34,347.60
107090	1006920	Workmans Compensation	Guaranteed												Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$123,359.04	$123,359.04	6	$93,649.08
107226	1004979	Structured Settlement	Guaranteed												Prudential Insurance Company of America	1	AA-	A1	aa-	A+	$103,925.13	$103,925.13	26	$30,542.27
107326	1005006	Structured Settlement	Guaranteed												Hartford Life Insurance Company	2	BBB+	Baa2	a-	n/a	$278,873.40	$278,873.40	38	$44,006.50
107344	1006965	Structured Settlement	Guaranteed												Berkshire Hathaway Life Insurance Co. of NE	1	AA+	n/a	aa+	n/a	$467,692.71	$467,692.71	36	$82,403.23
107383	1007184	Annuity	Guaranteed												Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$65,827.03	$65,827.03	13	$37,258.38
107401	1000072	Structured Settlement	Guaranteed												American General Life Insurance Company	1	A+	A2	a	A+	$10,190.40	$10,190.40	30	$2,416.07

107408	1007192	Annuity	Guaranteed	State Farm Life Insurance Company	1	AA	Aa1	aa+	n/a	$22,700.00	$22,700.00	9	$14,818.71
107481	1006895	Structured Settlement	Guaranteed	Hartford Life Insurance Company	2	BBB+	Baa2	a-	n/a	$40,348.00	$40,348.00	31	$9,130.23
107482	1005341	Structured Settlement	Guaranteed	Hartford Life Insurance Company	2	BBB+	Baa2	a-	n/a	$94,365.30	$94,365.30	31	$21,335.35
107488	1007133	Structured Settlement	Guaranteed	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$14,566.02	$14,566.02	31	$3,260.56
107489	1007128	Structured Settlement	Guaranteed	Prudential Insurance Company of America	1	AA-	A1	aa-	A+	$594,034.74	$594,034.74	36	$106,351.80
107492	1006477	Structured Settlement	Guaranteed	United States Life Insurance Company in the City of New York	1	A+	A2	a	A+	$202,983.36	$202,983.36	32	$43,971.40
107535	1007284	Structured Settlement	Guaranteed	Genworth Life and Annuity Insurance Company	2	BBB-	Baa1	a-	BBB	$100,172.00	$100,172.00	11	$58,731.83
107564	1007314	Structured Settlement	Guaranteed	Genworth Life and Annuity Insurance Company	2	BBB-	Baa1	a-	BBB	$108,459.00	$108,459.00	14	$54,306.06
107660	1003237	Annuity	Guaranteed	Executive Life Ins. Co. of New York	nr	n/a	n/a	n/a	n/a	$84,680.00	$84,680.00	12	$49,710.62
107736	1007340	Structured Settlement	Guaranteed	Executive Life Ins. Co. of New York	nr	n/a	n/a	n/a	n/a	$717,000.00	$717,000.00	18	$298,849.13
107745	1005706	Structured Settlement	Guaranteed	Brighthouse Life Insurance Company	1	AA-	Aa3	aa-	AA-	$434,000.00	$434,000.00	28	$125,013.72
107805	1005361	Structured Settlement	Guaranteed	Prudential Insurance Company of America	1	AA-	A1	aa-	A+	$102,316.16	$102,316.16	30	$23,600.59
107806	1005065	Structured Settlement	Guaranteed	Prudential Insurance Company of America	1	AA-	A1	aa-	A+	$62,725.00	$62,725.00	33	$12,840.01
107811	1007208	Structured Settlement	Guaranteed	American General Life Insurance Company	1	A+	A2	a	A+	$835,800.00	$835,800.00	36	$145,935.46
107812	1006501	Structured Settlement	Guaranteed	Transamerica Premier Life Insurance Company	1	AA-	A1	aa-	AA-	$221,480.73	$221,480.73	33	$44,504.54
107814	1002708	Structured Settlement	Guaranteed	Allstate Life Insurance Company	1	A+	A1	aa-	A-	$520,699.80	$520,699.80	33	$106,319.20
107816	1006975	Structured Settlement	Guaranteed	Allstate Life Insurance Company	1	A+	A1	aa-	A-	$1,150,922.66	$1,150,922.66	35	$216,461.56
107820	1007513	Structured Settlement	Guaranteed	Genworth Life and Annuity Insurance Company	2	BBB-	Baa1	a-	BBB	$115,000.00	$115,000.00	3	$98,977.54
107824	1007263	Structured Settlement	Guaranteed	Executive Life Ins. Co. of New York	nr	n/a	n/a	n/a	n/a	$32,850.00	$32,850.00	3	$28,414.54
107856	1007528	Structured Settlement	Guaranteed	Genworth Life Insurance Company	2	BBB-	Baa1	a-	BBB	$50,000.00	$50,000.00	2	$46,456.70
107874	1006853	Structured Settlement	Guaranteed	Hartford Life Insurance Company	2	BBB+	Baa2	a-	n/a	$1,207,931.70	$1,207,931.70	38	$193,524.21
107923	1007576	Annuity	Guaranteed	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$22,581.52	$22,581.52	2	$20,399.90
107927	1007579	Annuity	Guaranteed	State Farm Life Insurance Company	1	AA	Aa1	aa+	n/a	$19,700.00	$19,700.00	8	$13,596.80
108106	1007736	Structured Settlement	Guaranteed	BHG Structured Settlements, Inc.	nr	n/a	n/a	n/a	n/a	$40,400.00	$40,400.00	4	$33,150.50
108134	1006358	Structured Settlement	Guaranteed	Hartford Life Insurance Company	2	BBB+	Baa2	a-	n/a	$40,448.82	$40,448.82	31	$9,116.09
108137	1007122	Structured Settlement	Guaranteed	Prudential Insurance Company of America	1	AA-	A1	aa-	A+	$45,753.76	$45,753.76	31	$10,314.41
108138	1002427	Structured Settlement	Guaranteed	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$130,114.24	$130,114.24	31	$28,714.06
108139	1007129	Structured Settlement	Guaranteed	Prudential Insurance Company of America	1	AA-	A1	aa-	A+	$124,607.28	$124,607.28	35	$22,790.57
108140	1007532	Structured Settlement	Guaranteed	John Hancock Life Insurance Company (U.S.A.)	1	AA-	A1	aa-	AA-	$373,842.96	$373,842.96	37	$61,885.43
108155	1007322	Structured Settlement	Guaranteed	Executive Life Ins. Co. of New York	nr	n/a	n/a	n/a	n/a	$91,167.50	$91,167.50	2	$81,775.82
108177	1007598	Structured Settlement	Guaranteed	Genworth Life Insurance Company	2	BBB-	Baa1	a-	BBB	$14,850.00	$14,850.00	4	$12,236.36
108197	1007800	Structured Settlement	Guaranteed	Genworth Life and Annuity Insurance Company	2	BBB-	Baa1	a-	BBB	$200,000.00	$200,000.00	20	$76,303.69
108213	1006937	Structured Settlement	Guaranteed	Prudential Insurance Company of America	1	AA-	A1	aa-	A+	$6,000.00	$6,000.00	30	$1,379.50
108216	1007317	Structured Settlement	Guaranteed	Variable Annuity Life Insurance Company	1	A+	A2	a+	A+	$100,000.00	$100,000.00	31	$22,168.34
108218	1007727	Structured Settlement	Guaranteed	Prudential Insurance Company of America	1	AA-	A1	aa-	A+	$60,863.68	$60,863.68	33	$12,392.00

108222	1006968	Structured Settlement	Guaranteed	Athene Annuity & Life Company	1	A-	n/a	a-	BBB+	$37,801.25	$37,801.25	30	$8,618.83
108223	1004714	Structured Settlement	Guaranteed	Liberty Life Assurance Company of Boston	1	A	n/a	a	n/a	$41,600.00	$41,600.00	32	$8,985.59
108245	1007828	Annuity	Guaranteed	Equitrust Life Insurance Company	2	BBB+	n/a	bbb+	n/a	$101,795.26	$101,795.26	1	$96,288.36
108254	1007832	Structured Settlement	Guaranteed	Genworth Life and Annuity Insurance Company	2	BBB-	Baa1	a-	BBB	$70,000.00	$70,000.00	0	$69,858.34
108311	1007883	Structured Settlement	Guaranteed	Genworth Life and Annuity Insurance Company	2	BBB-	Baa1	a-	BBB	$20,000.00	$20,000.00	6	$14,769.15
108316	1007892	Structured Settlement	Guaranteed	Genworth Life Insurance Company	2	BBB-	Baa1	a-	BBB	$53,005.68	$53,005.68	11	$30,971.22
108350	1007516	Structured Settlement	Guaranteed	Prudential Insurance Company of America	1	AA-	A1	aa-	A+	$50,278.80	$50,278.80	32	$10,650.38
108352	1007745	Structured Settlement	Guaranteed	John Hancock Life Insurance Company (U.S.A.)	1	AA-	A1	aa-	AA-	$430,015.17	$430,015.17	37	$71,870.51
108377	1007942	Structured Settlement	Guaranteed	Genworth Life and Annuity Insurance Company	2	BBB-	Baa1	a-	BBB	$228,885.44	$228,885.44	18	$94,634.46
108390	1007949	Structured Settlement	Guaranteed	Genworth Life Insurance Company	2	BBB-	Baa1	a-	BBB	$52,800.00	$52,800.00	4	$44,371.06
108396	1006241	Structured Settlement	Guaranteed	Genworth Life Insurance Company	2	BBB-	Baa1	a-	BBB	$32,000.00	$32,000.00	7	$23,153.62
108446	1005128	Structured Settlement	Guaranteed	Transamerica Premier Life Insurance Company	1	AA-	A1	aa-	AA-	$49,848.00	$49,848.00	31	$11,175.35
108538	1006060	Structured Settlement	Guaranteed	American General Life Insurance Company	1	A+	A2	a	A+	$20,900.00	$20,900.00	31	$4,616.51
108541	1000432	Structured Settlement	Guaranteed	American General Life Insurance Company	1	A+	A2	a	A+	$270,000.00	$270,000.00	38	$44,453.97
108543	1006434	Structured Settlement	Guaranteed	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$58,346.19	$58,346.19	30	$13,608.89
108546	1006438	Structured Settlement	Guaranteed	Symetra Life Insurance Company	1	A	A3	a+	A+	$161,700.54	$161,700.54	33	$32,284.42
108547	1007206	Structured Settlement	Guaranteed	United States Life Insurance Company in the City of New York	1	A+	A2	a	A+	$775,469.46	$775,469.46	38	$127,789.32
108548	1007206	Structured Settlement	Guaranteed	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$667,136.24	$667,136.24	38	$109,937.13
108549	1007206	Structured Settlement	Guaranteed	John Hancock Life Insurance Company (U.S.A.)	1	AA-	A1	aa-	AA-	$823,470.56	$823,470.56	38	$135,699.41
108559	1006434	Structured Settlement	Guaranteed	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$64,091.79	$64,091.79	30	$14,949.02
108563	1007208	Structured Settlement	Guaranteed	American General Life Insurance Company	1	A+	A2	a	A+	$523,500.00	$523,500.00	43	$67,401.87
108609	1007908	Structured Settlement	Guaranteed	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$57,180.00	$57,180.00	29	$14,077.88
108658	1008129	Structured Settlement	Guaranteed	Hartford Life Insurance Company	2	BBB+	Baa2	a-	n/a	$253,722.94	$253,722.94	36	$43,902.10
108675	1008166	Structured Settlement	Guaranteed	Genworth Life and Annuity Insurance Company	2	BBB-	Baa1	a-	BBB	$16,000.00	$16,000.00	3	$13,647.39
108804	1008250	Structured Settlement	Guaranteed	Genworth Life Insurance Company	2	BBB-	Baa1	a-	BBB	$30,100.00	$30,100.00	3	$25,839.73
108865	1007960	Structured Settlement	Guaranteed	Prudential Insurance Company of America	1	AA-	A1	aa-	A+	$3,950.00	$3,950.00	30	$923.17
108869	1001680	Structured Settlement	Guaranteed	Allstate Life Insurance Company	1	A+	A1	aa-	A-	$10,400.00	$10,400.00	31	$2,342.99
108870	1008065	Structured Settlement	Guaranteed	Fidelity & Guaranty Life Insurance Company of New York	2	BBB-	n/a	bbb+	BBB	$150,000.00	$150,000.00	31	$33,001.23
108905	1007827	Structured Settlement	Guaranteed	Genworth Life and Annuity Insurance Company	2	BBB-	Baa1	a-	BBB	$83,436.00	$83,436.00	12	$49,449.31
108927	1008375	Structured Settlement	Guaranteed	Genworth Life and Annuity Insurance Company	2	BBB-	Baa1	a-	BBB	$150,000.00	$150,000.00	4	$124,245.76
108942	1008380	Structured Settlement	Guaranteed	Genworth Life and Annuity Insurance Company	2	BBB-	Baa1	a-	BBB	$857.36	$857.36	0	$849.74
108957	1005344	Structured Settlement	Guaranteed	Prudential Insurance Company of America	1	AA-	A1	aa-	A+	$84,500.00	$84,500.00	29	$24,140.36
108978	1008415	Structured Settlement	Guaranteed	Genworth Life Insurance Company	2	BBB-	Baa1	a-	BBB	$85,000.00	$85,000.00	4	$68,528.06
109043	1007311	Structured Settlement	Guaranteed	Prudential Insurance Company of America	1	AA-	A1	aa-	A+	$16,868.72	$16,868.72	30	$3,905.52
109050	1005491	Structured Settlement	Guaranteed	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$80,624.97	$80,624.97	33	$16,088.60

109058	1008164	Structured Settlement	Guaranteed	Prudential Insurance Company of America	1	AA-	A1	aa-	A+	$110,875.00	$110,875.00	30	$25,702.82
109073	1008489	Structured Settlement	Guaranteed	Symetra Life Insurance Company	1	A	A3	a+	A+	$200,000.00	$200,000.00	5	$160,689.50
109086	1008509	Structured Settlement	Guaranteed	Genworth Life and Annuity Insurance Company	2	BBB-	Baa1	a-	BBB	$45,099.73	$45,099.73	3	$39,944.72
109092	1008515	Structured Settlement	Guaranteed	Genworth Life and Annuity Insurance Company	2	BBB-	Baa1	a-	BBB	$80,000.00	$80,000.00	5	$63,752.23
109112	1008167	Structured Settlement	Guaranteed	Union Fidelity Life Insurance Company	1	n/a	n/a	a-	n/a	$7,500.00	$7,500.00	30	$1,718.13
109113	1008342	Structured Settlement	Guaranteed	United States Life Insurance Company in the City of New York	1	A+	A2	a	A+	$10,875.00	$10,875.00	31	$2,422.31
109148	1008155	Structured Settlement	Guaranteed	Allstate Life Insurance Company	1	A+	A1	aa-	A-	$95,953.76	$95,953.76	29	$23,838.15
109248	1008405	Annuity	Guaranteed	American General Life Insurance Company	1	A+	A2	a	A+	$15,300.00	$15,300.00	1	$14,304.53
109251	1008580	Annuity	Guaranteed	Pacific Life Insurance Company	1	A+	A1	aa-	A+	$23,174.58	$23,174.58	2	$21,524.09
109253	1008581	Structured Settlement	Guaranteed	Liberty Life Assurance Company of Boston	1	A	n/a	a	n/a	$66,600.00	$66,600.00	12	$37,881.21
109258	1006885	Annuity	Guaranteed	Athene Annuity & Life Company	1	A-	n/a	a-	BBB+	$26,696.00	$26,696.00	4	$22,048.36
109259	1008585	Structured Settlement	Guaranteed	Genworth Life Insurance Company	2	BBB-	Baa1	a-	BBB	$23,040.00	$23,040.00	8	$15,482.91
109264	1008589	Annuity	Guaranteed	New York Life Insurance Company	1	AA+	Aaa	aaa	AA+	$213,802.20	$213,802.20	11	$128,602.15
109317	1006892	Structured Settlement	Guaranteed	Prudential Insurance Company of America	1	AA-	A1	aa-	A+	$51,985.00	$51,985.00	31	$11,341.90
109320	1008613	Structured Settlement	Guaranteed	Genworth Life Insurance Company	2	BBB-	Baa1	a-	BBB	$77,072.00	$77,072.00	1	$71,963.49
109340	1008399	Structured Settlement	Guaranteed	Berkshire Hathaway Life Insurance Co. of NE	1	AA+	n/a	aa+	n/a	$15,000.00	$15,000.00	4	$12,560.18
109360	1007194	Structured Settlement	Guaranteed	American General Life Insurance Company	1	A+	A2	a	A+	$442,751.00	$442,751.00	35	$81,582.62
109362	1006851	Structured Settlement	Guaranteed	Pacific Life and Annuity Company	1	A+	A1	aa-	A+	$167,040.00	$167,040.00	32	$34,903.21
109364	1008491	Structured Settlement	Guaranteed	Union Fidelity Life Insurance Company	1	n/a	n/a	a-	n/a	$401,150.00	$401,150.00	34	$75,721.17
109379	1008157	Structured Settlement	Guaranteed	Brighthouse Life Insurance Company	1	AA-	Aa3	aa-	AA-	$75,559.92	$75,559.92	20	$28,340.77
109387	1008644	Structured Settlement	Guaranteed	Executive Life Ins. Co. of New York	nr	n/a	n/a	n/a	n/a	$300,000.00	$300,000.00	15	$147,100.06
109402	1008569	Structured Settlement	Guaranteed	Hartford Life Insurance Company	2	BBB+	Baa2	a-	n/a	$23,382.42	$23,382.42	30	$5,423.52
109416	1008687	Annuity	Guaranteed	Country Life Insurance Company	1	n/a	n/a	aa-	n/a	$15,429.23	$15,429.23	5	$12,064.49
109426	1008689	Structured Settlement	Guaranteed	Genworth Life Insurance Company	2	BBB-	Baa1	a-	BBB	$51,637.93	$51,637.93	9	$33,361.48
109430	1008693	Structured Settlement	Guaranteed	Genworth Life Insurance Company	2	BBB-	Baa1	a-	BBB	$158,957.28	$158,957.28	12	$90,939.16
109432	1006363	Annuity	Guaranteed	Greater Beneficial Union of Pittsburgh	nr	n/a	n/a	n/a	n/a	$57,204.70	$57,204.70	5	$45,724.97
109437	1006008	Structured Settlement	Guaranteed	Genworth Life Insurance Company	2	BBB-	Baa1	a-	BBB	$205,400.00	$205,400.00	18	$92,636.23
109466	1008699	Structured Settlement	Guaranteed	Genworth Life and Annuity Insurance Company	2	BBB-	Baa1	a-	BBB	$13,825.00	$13,825.00	3	$11,816.43
109493	1002703	Structured Settlement	Guaranteed	Genworth Life and Annuity Insurance Company	2	BBB-	Baa1	a-	BBB	$90,000.00	$90,000.00	9	$60,213.95
109513	1006055	Structured Settlement	Guaranteed	New York Life Insurance Company	1	AA+	Aaa	aaa	AA+	$761,479.56	$761,479.56	31	$168,111.40
109866	1008940	Structured Settlement	Guaranteed	Executive Life Ins. Co. of New York	nr	n/a	n/a	n/a	n/a	$67,000.00	$67,000.00	4	$54,272.17
109889	1007182	Annuity	Guaranteed	American General Life Insurance Company	1	A+	A2	a	A+	$10,925.00	$10,925.00	5	$8,750.78
109892	1008702	Structured Settlement	Guaranteed	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$27,535.50	$27,535.50	31	$6,056.99
109898	1008647	Structured Settlement	Guaranteed	Genworth Life Insurance Company	2	BBB-	Baa1	a-	BBB	$75,000.00	$75,000.00	3	$65,022.81
109901	1007263	Structured Settlement	Guaranteed	Executive Life Ins. Co. of New York	nr	n/a	n/a	n/a	n/a	$13,600.00	$13,600.00	3	$11,639.55

109916	1004499	Structured Settlement	Guaranteed										Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$500,583.70	$500,583.70	17	$222,348.80
109917	1008541	Structured Settlement	Guaranteed										American General Life Insurance Company	1	A+	A2	a	A+	$30,000.00	$30,000.00	10	$18,044.87
109935	1008989	Structured Settlement	Guaranteed										Genworth Life Insurance Company	2	BBB-	Baa1	a-	BBB	$70,000.00	$70,000.00	5	$57,129.86
109937	1008991	Structured Settlement	Guaranteed										Genworth Life Insurance Company	2	BBB-	Baa1	a-	BBB	$35,000.00	$35,000.00	6	$26,105.61
109940	1008667	Structured Settlement	Guaranteed										Hartford Life Insurance Company	2	BBB+	Baa2	a-	n/a	$79,750.00	$79,750.00	4	$65,780.86
100103	1000103	Structured Settlement	LC - Hedged	OH050113002	190	S	615000	Pruco Life Insurance Company	11/14/2012	20	1917.7	Annual	Transamerica Premier Life Insurance Company	1	AA-	A1	aa-	AA-	$770,209.36	$770,209.36	11	$450,541.99
100104	1000104	Structured Settlement	LC - Hedged	GJ021616001-ST	150	S	497000	Pruco Life Insurance Company	9/19/2012	30	417.99	Annual	American General Life Insurance Company	1	A+	A2	a	A+	$649,476.69	$649,476.69	19	$255,340.30
100111	1000111	Structured Settlement	LC - Hedged	JJ011017034	100	NS	100000	ReliaStar Life Insurance Company	10/25/2012	20	185	Annual	Union Fidelity Life Insurance Company	1	n/a	n/a	a-	n/a	$172,325.04	$172,325.04	8	$116,962.66
100113	1000113	Structured Settlement	LC - Hedged			NS	100000	Pruco Life Insurance Company	12/19/2012	10	278	Annual	Life Insurance Company of North America	1	n/a	A1	a	A+	$75,681.80	$75,681.80	3	$64,590.70
100125	1000124	Structured Settlement	LC - Hedged	JJ011017046	150	NS	184000	Pruco Life Insurance Company	4/2/2013	15	370.2	Annual	Reserve Life Insurance Company	1	A+	n/a	aa-	n/a	$246,879.68	$246,879.68	6	$188,226.41
100126	1000125	Structured Settlement	LC - Hedged	JJ011017024	150	NS	100000	Pruco Life Insurance Company	7/10/2013	20	746	Annual	American General Life Insurance Company	1	A+	A2	a	A+	$122,356.08	$122,356.08	11	$72,591.26
100127	1000126	Structured Settlement	LC - Hedged	JJ011017004	250	S	120000	Pruco Life Insurance Company	6/28/2013	20	673	Annual	Liberty Life Assurance Company of Boston	1	A	n/a	a	n/a	$141,583.56	$141,583.56	9	$91,904.74
100128	1000127	Structured Settlement	LC - Hedged	JJ011017036	200	NS	100000	Pruco Life Insurance Company	3/26/2013	20	181	Annual	John Hancock Life Insurance Company (U.S.A.)	1	AA-	A1	aa-	AA-	$115,700.00	$115,700.00	7	$82,388.71
100130	1000129	Structured Settlement	LC - Hedged	JJ011017023	200	NS	150000	Pruco Life Insurance Company	3/9/2011	31	805	Annual	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$60,000.00	$60,000.00	4	$49,613.93
100140	1000139	Structured Settlement	LC - Hedged	JJ011017043	185	NS	375000	Pruco Life Insurance Company	1/22/2012	30	490	Annual	Continental Casualty Company	1	A	A3	a	A	$405,227.33	$405,227.33	18	$172,393.80
100144	1000143	Structured Settlement	LC - Hedged	JJ011017020	125	NS	334000	Pruco Life Insurance Company	6/16/2013	20	362.22	Annual	Integrity Life Insurance Company	1	AA	Aa3	aa	AA	$427,350.00	$427,350.00	11	$246,852.52
100152	1000151	Structured Settlement	LC - Hedged	JJ011017033	100	NS	100000	Pruco Life Insurance Company	7/2/2013	20	203	Annual	American General Life Insurance Company	1	A+	A2	a	A+	$102,000.00	$102,000.00	8	$69,514.19
100161	1000160	Structured Settlement	LC - Hedged	OH082913001	225	NS	100000	Pruco Life Insurance Company	11/21/2013	20	352	Annual	Brighthouse Life Insurance Company	1	AA-	Aa3	aa-	AA-	$115,000.00	$115,000.00	11	$66,756.90
100178	1000177	Structured Settlement	LC - Hedged	OH022414001	150	NS	243000	Pruco Life Insurance Company	4/22/2009	20	519.97	Annual	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$194,842.91	$194,842.91	6	$146,395.54
100318	1000296	Structured Settlement	LC - Hedged	OH10011300	200	NS	100000	Pruco Life Insurance Company	1/1/2014	20	240	Annual	Genworth Life and Annuity Insurance Company	2	BBB-	Baa1	a-	BBB	$91,200.00	$91,200.00	9	$60,957.99
100329	1000307	Structured Settlement	LC - Hedged	OH011714002	275	S	100000	ReliaStar Life Insurance Company	12/8/2011	10	228	Annual	Prudential Insurance Company of America	1	AA-	A1	aa-	A+	$234,275.00	$234,275.00	19	$93,881.86
100334	1000312	Structured Settlement	LC - Hedged	JJ011017041	275	NS	75000	Sagicor Life Insurance Company	2/7/2014	20	6000	Immediate	Union Fidelity Life Insurance Company	1	n/a	n/a	a-	n/a	$71,800.00	$71,800.00	8	$49,301.97
100514	1000459	Structured Settlement	LC - Hedged	OH41414001	475	S	500000	Genworth Life Insurance Company	2/18/2014	20	990	Annual	New York Life Insurance Company	1	AA+	Aaa	aaa	AA+	$1,116,871.56	$1,116,871.56	18	$472,171.93
101580	1001527	Structured Settlement	LC - Hedged	JJ011017038	150	S	272000	ReliaStar Life Insurance Company	5/22/2013	20	1334.36	Annual	United States Life Insurance Company in the City of New York	1	A+	A2	a	A+	$368,155.50	$368,155.50	11	$219,266.70
101581	1001530	Structured Settlement	LC - Hedged	JJ011017029	200	NS	100000	Pruco Life Insurance Company	6/24/2014	15	257	Annual	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$120,000.00	$120,000.00	6	$88,542.22
101585	1000177	Structured Settlement	LC - Hedged	OH022414001	150	NS	243000	Pruco Life Insurance Company	4/22/2009	20	519.97	Annual	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$270,363.24	$270,363.24	6	$203,137.35
101586	1001537	Structured Settlement	LC - Hedged	JJ011017018	100	NS	252000	Pruco Life Insurance Company	7/9/2014	20	513.4	Annual	New York Life Insurance Company	1	AA+	Aaa	aaa	AA+	$331,117.80	$331,117.80	13	$176,567.63
102051	1001717	Structured Settlement	LC - Hedged	GJ102914001-SO	275	NS	75000	Sagicor Life Insurance Company	12/5/2014	37	5000	Immediate	Reinsurance Group of America, Inc.	2	A-	Baa1	a-	BBB+	$152,040.00	$152,040.00	16	$75,863.68
102169	1001830	Structured Settlement	LC - Hedged	JJ011017025	150	A	167000	Sagicor Life Insurance Company	1/20/2015	25	16000	Immediate	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$270,864.24	$270,864.24	16	$128,361.68
102214	1001968	Structured Settlement	LC - Hedged	JJ011017019	150	NS	314000	Sagicor Life Insurance Company	2/18/2015	24	20000	Immediate	Transamerica Premier Life Insurance Company	1	AA-	A1	aa-	AA-	$596,460.76	$596,460.76	12	$354,594.12
102239	1001974	Structured Settlement	LC - Hedged	JJ011017022	325	NS	249000	Sagicor Life Insurance Company	2/11/2015	30	8000	Immediate	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$316,126.74	$316,126.74	12	$175,993.28
102247	1001969	Structured Settlement	LC - Hedged	JJ011017003	125	S	116000	Sagicor Life Insurance Company	3/11/2015	32	10000	Immediate	Transamerica Premier Life Insurance Company	1	AA-	A1	aa-	AA-	$262,506.60	$262,506.60	15	$134,601.71
102266	1001975	Structured Settlement	LC - Hedged	JJ011017014	125	A	126000	Sagicor Life Insurance Company	3/2/2015	35	10000	Immediate	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$218,367.10	$218,367.10	19	$91,262.13
102283	1001966	Structured Settlement	LC - Hedged	JJ011017032	400	NS	56000	Sagicor Life Insurance Company	3/13/2015	20	9000	Immediate	Genworth Life and Annuity Insurance Company	2	BBB-	Baa1	a-	BBB	$94,500.00	$94,500.00	14	$49,593.62
102285	1002076	Structured Settlement	LC - Hedged	JJ011017006	175	A	248000	Sagicor Life Insurance Company	3/20/2015	10	55000	Immediate	American General Life Insurance Company	1	A+	A2	a	A+	$330,000.00	$330,000.00	15	$163,549.52

102374	1002371	Structured Settlement	LC - Hedged	JJ011017007	200	S	185000	Pruco Life Insurance Company	10/15/2014	15	1182.05	Annual	Union Fidelity Life Insurance Company	1	n/a	n/a	a-	n/a	$245,000.49	$245,000.49	6	$184,627.68
102375	1002372	Structured Settlement	LC - Hedged	OH120814002	200	NS	669000	Pruco Life Insurance Company	10/14/2014	30	934.63	Annual	Allstate Life Insurance Company of New York	1	A+	A1	aa-	A-	$1,330,521.84	$1,330,521.84	22	$471,543.73
102462	1002283	Structured Settlement	LC - Hedged	JJ011017045	125	A	300000	Sagicor Life Insurance Company	4/28/2015	38	10000	Immediate	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$453,973.08	$453,973.08	24	$141,124.08
102519	1002505	Structured Settlement	LC - Hedged	JJ011017005	125	NS	400000	Sagicor Life Insurance Company	6/6/2015	25	16000	Immediate	American General Life Insurance Company	1	A+	A2	a	A+	$650,000.52	$650,000.52	17	$293,031.24
102520	1002278	Structured Settlement	LC - Hedged	JJ091616001	390	NS	145000	Sagicor Life Insurance Company	5/20/2015	20	7500	Immediate	Symetra Life Insurance Company	1	A	A3	a+	A+	$218,996.88	$218,996.88	10	$136,827.25
102523	1002381	Structured Settlement	LC - Hedged	JJ011017031	125	A	340000	Sagicor Life Insurance Company	7/10/2015	27	3528.64	Immediate	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$225,000.00	$225,000.00	21	$83,202.52
102524	1002381	Structured Settlement	LC - Hedged	JJ011017031	125	A	340000	Sagicor Life Insurance Company	7/10/2015	27	3528.64	Immediate	American General Life Insurance Company	1	A+	A2	a	A+	$225,000.00	$225,000.00	21	$83,202.52
102583	1002596	Structured Settlement	LC - Hedged	JJ060115002	150	NS	400000	Sagicor Life Insurance Company	7/22/2015	20	20000	Immediate	Union Fidelity Life Insurance Company	1	n/a	n/a	a-	n/a	$506,075.58	$506,075.58	21	$183,315.99
102588	1002500	Structured Settlement	LC - Hedged	JJ011017030	200	NS	100000	Sagicor Life Insurance Company	7/2/2015	24	5000	Immediate	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$187,059.00	$187,059.00	19	$76,301.38
102589	1002341	Structured Settlement	LC - Hedged	JJ011917001	140	A	100000	Sagicor Life Insurance Company	4/23/2015	15	15000	Immediate	Transamerica Premier Life Insurance Company	1	AA-	A1	aa-	AA-	$107,952.30	$107,952.30	8	$72,988.72
102631	1002537	Structured Settlement	LC - Hedged	JJ011017015	600	S	205000	Sagicor Life Insurance Company	7/1/2015	27	36000	Immediate	Pacific Life Insurance Company	1	A+	A1	aa-	A+	$280,461.12	$280,461.12	21	$100,476.62
102635	1002548	Structured Settlement	LC - Hedged	JJ071415002	300	S	535000	Sagicor Life Insurance Company	6/12/2015	30	4916.32	Immediate	Liberty Life Assurance Company of Boston	1	A	n/a	a	n/a	$650,136.50	$650,136.50	24	$200,706.86
102643	1002067	Structured Settlement	LC - Hedged			NS	155000	Sagicor Life Insurance Company	8/6/2015	26	6100	Immediate	Life Insurance Company of North America	1	n/a	A1	a	A+	$226,200.00	$226,200.00	7	$163,058.20
102662	1002587	Structured Settlement	LC - Hedged	CZ071015001	175	S	707000	Nationwide Life Insurance Company	8/13/2015	20	75869	Immediate	Continental Assurance Company	1	n/a	n/a	a	n/a	$1,237,418.76	$1,237,418.76	18	$532,983.23
102736	1002462	Structured Settlement	LC - Hedged	JJ011017011	350	NS	125000	Sagicor Life Insurance Company	6/6/2015	35	5000	Immediate	State Farm Life Insurance Company	1	AA	Aa1	aa+	n/a	$177,940.92	$177,940.92	16	$85,508.42
102739	1002657	Structured Settlement	LC - Hedged	JM082115001	275	NS	400000	Sagicor Life Insurance Company	6/24/2015	38	12000	Immediate	Prudential Insurance Company of America	1	AA-	A1	aa-	A+	$681,425.12	$681,425.12	28	$179,388.95
102744	1000104	Structured Settlement	LC - Hedged	GJ021616001-ST	150	S	400000	Sagicor Life Insurance Company	7/14/2015	33	8500	Immediate	American General Life Insurance Company	1	A+	A2	a	A+	$475,782.22	$475,782.22	26	$132,191.02
102745	1001649	Structured Settlement	LC - Hedged	JJ093014001	175	NS	226000	Sagicor Life Insurance Company	6/5/2015	35	7000	Immediate	Athene Annuity & Life Assurance Company	1	A-	n/a	a-	BBB+	$296,842.39	$296,842.39	27	$79,408.22
102767	1002754	Structured Settlement	LC - Hedged	JJ012617001	300	S	400000	Sagicor Life Insurance Company	8/12/2015	26	8540.9	Immediate	Transamerica Premier Life Insurance Company	1	AA-	A1	aa-	AA-	$613,592.92	$613,592.92	20	$232,685.61
102935	1002735	Structured Settlement	LC - Hedged	CZ091015001	125	NS	400000	Sagicor Life Insurance Company	9/3/2015	20	18000	Immediate	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$438,722.12	$438,722.12	25	$130,342.28
103028	1002997	Structured Settlement	LC - Hedged	JJ011017035	150	NS	122000	Pruco Life Insurance Company	12/10/2013	20	358.28	Annual	Liberty Life Assurance Company of Boston	1	A	n/a	a	n/a	$172,800.00	$172,800.00	10	$105,462.54
103029	1002999	Structured Settlement	LC - Hedged	JJ011017021	240	NS	160000	Pruco Life Insurance Company	9/23/2014	15	2019.4	Annual	Union Fidelity Life Insurance Company	1	n/a	n/a	a-	n/a	$205,200.00	$205,200.00	8	$142,596.12
103030	1002998	Structured Settlement	LC - Hedged	JJ011017013	125	S	100000	Pruco Life Insurance Company	1/3/2015	20	924	Annual	Auto-Owners Life Insurance Company	1	n/a	n/a	aa-	n/a	$144,200.00	$144,200.00	9	$97,612.03
103200	1002524	Structured Settlement	LC - Hedged	JM083115001	260	S	75000	Sagicor Life Insurance Company	7/10/2015	20	5000	Immediate	Hartford Life Insurance Company	2	BBB+	Baa2	a-	n/a	$85,000.00	$85,000.00	7	$61,483.40
103217	1002706	Structured Settlement	LC - Hedged	GJ101012004-IF	150	S	295000	Sagicor Life Insurance Company	9/9/2015	35	2761.29	Immediate	Transamerica Premier Life Insurance Company	1	AA-	A1	aa-	AA-	$745,795.43	$745,795.43	29	$189,464.26
103247	1002739	Structured Settlement	LC - Hedged	JJ011017010	350	NS	400000	Sagicor Life Insurance Company	7/28/2015	25	36000	Immediate	Union Fidelity Life Insurance Company	1	n/a	n/a	a-	n/a	$612,126.36	$612,126.36	23	$208,128.09
103253	1002655	Structured Settlement	LC - Hedged	JJ120816016	185	NS	530000	Kansas City Life Insurance Company	9/17/2015	30	1864.9	Annual	United States Life Insurance Company in the City of New York	1	A+	A2	a	A+	$701,287.46	$701,287.46	24	$222,256.30
103255	1002653	Structured Settlement	LC - Hedged	JJ011017044	125	A	1425000	Kansas City Life Insurance Company	11/1/2015	30	4845.25	Annual	William Penn Life Insurance Company of New York	1	AA-	WR	aa-	NR	$1,716,480.30	$1,716,480.30	24	$541,168.97
103282	1002709	Structured Settlement	LC - Hedged	JM090115001	175	NS	50000	Sagicor Life Insurance Company	9/3/2015	45	5000	Immediate	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$70,000.00	$70,000.00	10	$43,615.49
103309	1002648	Structured Settlement	LC - Hedged	JM082715001	290	S	75000	Sagicor Life Insurance Company	8/21/2015	15	11335	Immediate	Symetra Life Insurance Company	1	A	A3	a+	A+	$85,675.00	$85,675.00	6	$64,258.41
103600	1002620	Structured Settlement	LC - Hedged	JM102815001	200	NS	75000	Sagicor Life Insurance Company	8/18/2015	20	15000	Immediate	Liberty Life Assurance Company of Boston	1	A	n/a	a	n/a	$79,200.00	$79,200.00	10	$49,019.54
103902	1002558	Structured Settlement	LC - Hedged	JM091815001	150	S	100000	Sagicor Life Insurance Company	9/1/2015	25	8000	Immediate	Symetra Life Insurance Company	1	A	A3	a+	A+	$199,244.40	$199,244.40	14	$107,292.03
103903	1003246	Structured Settlement	LC - Hedged	JJ112515001	325	A	100000	Kansas City Life Insurance Company	11/18/2015	30	313	Annual	American General Life Insurance Company	1	A+	A2	a	A+	$93,840.00	$93,840.00	18	$41,086.23
103904	1000298	Structured Settlement	LC - Hedged	JJ011017017	275	S	410000	Pruco Life Insurance Company	8/20/2014	20	3680.7	Annual	Symetra Life Insurance Company	1	A	A3	a+	A+	$660,141.94	$660,141.94	11	$397,849.10
103905	1000298	Structured Settlement	LC - Hedged	JJ011017017	275	S	521289	Pruco Life Insurance Company	12/25/2014	20	2206.65	Annual	Symetra Life Insurance Company	1	A	A3	a+	A+	$873,316.97	$873,316.97	13	$480,580.96

104084	1000023	Structured Settlement	LC - Hedged	CZ112415001	175	A	570000	Nationwide Life Insurance Company	11/9/2015	15	25746	Immediate	Pacific Life and Annuity Company	1	A+	A1	aa-	A+	$375,625.95	$375,625.95	25	$114,075.53
104085	1000023	Structured Settlement	LC - Hedged	CZ112415001	175	A	570000	Nationwide Life Insurance Company	11/9/2015	15	25746	Immediate	John Hancock Life Insurance Company (U.S.A.)	1	AA-	A1	aa-	AA-	$375,800.25	$375,800.25	25	$114,128.46
104484	1002645	Structured Settlement	LC - Hedged	JM081915001	150	NS	55000	Sagicor Life Insurance Company	9/15/2015	21	8000	Immediate	Fireman’s Fund Insurance Company	1	A	A2	a	n/a	$80,141.88	$80,141.88	12	$44,884.65
104639	1004236	Structured Settlement	LC - Hedged	UY011416001	225	A	457000	Nationwide Life Insurance Company	10/2/2015	15	33847	Immediate	Genworth Life and Annuity Insurance Company	2	BBB-	Baa1	a-	BBB	$419,957.88	$419,957.88	20	$161,639.04
104666	1003268	Structured Settlement	LC - Hedged	JJ011017040	125	NS	760000	Nationwide Life Insurance Company	10/21/2215	20	26122	Immediate	Continental Casualty Company	1	A	A3	a	A	$1,117,272.00	$1,117,272.00	22	$394,775.60
104731	1003229	Structured Settlement	LC - Hedged	JM102315001	215	NS	270000	Nationwide Life Insurance Company	1/13/2016	15	21457	Immediate	United States Life Insurance Company in the City of New York	1	A+	A2	a	A+	$648,966.00	$648,966.00	21	$252,468.34
104732	1002617	Structured Settlement	LC - Hedged	JJ011017009	125	NS	205000	Nationwide Life Insurance Company	10/28/2015	25	16398	Immediate	United States Life Insurance Company in the City of New York	1	A+	A2	a	A+	$322,000.00	$322,000.00	24	$101,205.69
105302	1004898	Structured Settlement	LC - Hedged			NS	102000	Transamerica Premier Life Insurance Company	11/21/2011	20	5300	Immediate	Prudential Insurance Company of America	1	AA-	A1	aa-	A+	$138,250.00	$138,250.00	10	$84,630.11
105305	1004883	Structured Settlement	LC - Hedged			NS	132000	American General Life Insurance Company	3/9/2012	20	809.8	Annual	Liberty Life Assurance Company of Boston	1	A	n/a	a	n/a	$159,520.44	$159,520.44	11	$91,576.68
105307	1004903	Structured Settlement	LC - Hedged			S	100000	American General Life Insurance Company	2/28/2012	15	583	Annual	Transamerica Premier Life Insurance Company	1	AA-	A1	aa-	AA-	$98,336.00	$98,336.00	6	$74,714.52
105661	1005320	Structured Settlement	LC - Hedged	JJ042216001	400	NS	100000	Kansas City Life Insurance Company	2/11/2016	30	7697.03	Immediate	Pacific Life Insurance Company	1	A+	A1	aa-	A+	$151,300.00	$151,300.00	22	$55,126.30
105757	1004875	Structured Settlement	LC - Hedged	JJ050516001	275	NS	100000	Nationwide Life Insurance Company	4/14/2016	35	5857	Immediate	Allstate Life Insurance Company	1	A+	A1	aa-	A-	$79,200.00	$79,200.00	27	$21,210.70
105758	1005345	Structured Settlement	LC - Hedged	JJ042616001	175	S	470000	Kansas City Life Insurance Company	4/26/2016	30	34308.52	Immediate	Genworth Life and Annuity Insurance Company	1	BBB-	Baa1	a-	BBB	$652,845.84	$652,845.84	28	$168,468.56
105761	1004875	Structured Settlement	LC - Hedged	JJ050516001	275	NS	100000	Nationwide Life Insurance Company	4/14/2016	35	5857	Immediate	Continental Casualty Company	1	A	A3	a	A	$84,000.00	$84,000.00	25	$26,455.16
106291	1002367	Structured Settlement	LC - Hedged			S	450000	Kansas City Life Insurance Company	2/27/2016	27	68092.89	Immediate	American General Life Insurance Company	1	A+	A2	a	A+	$600,546.72	$600,546.72	21	$221,667.13
106557	1006061	Structured Settlement	LC - Hedged	JJ011017008	450	S	690000	Nationwide Life Insurance Company	6/2/2016	30	67096	Immediate	Union Fidelity Life Insurance Company	1	n/a	n/a	a-	n/a	$997,798.16	$997,798.16	24	$320,752.16
106580	1006244	Structured Settlement	LC - Hedged	QM062816002	125	NS	40000	Transamerica Premier Life Insurance Company	6/1/2016	25	246.5	Annual	Hartford Life Insurance Company	2	BBB+	Baa2	a-	n/a	$55,679.52	$55,679.52	17	$25,504.44
106584	1006288	Structured Settlement	LC - Hedged	GJ060413005-IF	150	NS	80000	Nationwide Life Insurance Company	6/15/2016	19	15892	Immediate	Transamerica Premier Life Insurance Company	1	AA-	A1	aa-	AA-	$111,864.00	$111,864.00	20	$42,636.59
106600	1006390	Structured Settlement	LC - Hedged			NS	250000	United Of Omaha Life Insurance Company	5/11/2016	20	15200	Immediate	American General Life Insurance Company	1	A+	A2	a	A+	$259,824.00	$259,824.00	17	$111,813.12
106683	1002572	Structured Settlement	LC - Hedged	KQ040816001	265	NS	302000	Nationwide Life Insurance Company	5/17/2016	30	24485	Immediate	Genworth Life and Annuity Insurance Company	2	BBB-	Baa1	a-	BBB	$546,871.48	$546,871.48	19	$223,409.90
106807	1003228	Structured Settlement	LC - Hedged	GJ022416004-LF	175	NS	185000	Transamerica Premier Life Insurance Company	4/22/2016	30	403.7	Annual	Liberty Life Assurance Company of Boston	1	A	n/a	a	n/a	$240,000.00	$240,000.00	24	$75,532.58
106812	1006492	Structured Settlement	LC - Hedged	JJ011017047	200	A	280000	Nationwide Life Insurance Company	7/28/2016	30	30775	Immediate	State Farm Life Insurance Company	1	AA	Aa1	aa+	n/a	$502,000.00	$502,000.00	18	$219,137.38
106813	1004661	Structured Settlement	LC - Hedged	JJ011017016	175	S	1000000	Nationwide Life Insurance Company	7/13/2016	32	128033	Immediate	American General Life Insurance Company	1	A+	A2	a	A+	$1,203,526.16	$1,203,526.16	26	$347,323.56
106985	1006559	Structured Settlement	LC - Hedged	JJ011017039	140	NS	67000	Nationwide Life Insurance Company	7/25/2016	18	9232	Immediate	Prudential Insurance Company of America	1	AA-	A1	aa-	A+	$94,400.40	$94,400.40	11	$55,281.57
107030	1006430	Structured Settlement	LC - Hedged	JJ081716001	165	NS	250000	Nationwide Life Insurance Company	8/17/2016	39	15035	Immediate	Hartford Life Insurance Company	2	BBB+	Baa2	a-	n/a	$333,882.72	$333,882.72	32	$71,885.53
107051	1006290	Structured Settlement	LC - Hedged	JJ011017042	125	S	80000	Nationwide Life Insurance Company	8/1/2016	32	16261	Immediate	New York Life Insurance Company	1	AA+	Aaa	aaa	AA+	$86,183.90	$86,183.90	29	$21,224.89
107053	1006290	Structured Settlement	LC - Hedged			S	80000	Nationwide Life Insurance Company	8/1/2016	32	16261	Immediate	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$91,030.97	$91,030.97	29	$22,418.60
107064	1006487	Structured Settlement	LC - Hedged	JJ081916002	175	S	145000	Nationwide Life Insurance Company	8/5/2016	28	23297	Immediate	Allstate Life Insurance Company	1	A+	A1	aa-	A-	$192,500.00	$192,500.00	21	$68,250.88
107098	1006398	Structured Settlement	LC - Hedged	CZ032316001	225	NS	320000	Nationwide Life Insurance Company	6/22/2016	20	35692	Immediate	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$440,960.00	$440,960.00	23	$148,005.00
107153	1006298	Structured Settlement	LC - Hedged			NS	310000	Nationwide Life Insurance Company	8/25/2016	40	14058	Immediate	Allstate Life Insurance Company	1	A+	A1	aa-	A-	$493,539.23	$493,539.23	32	$104,224.34
107231	1002278	Structured Settlement	LC - Hedged			NS	335000	Nationwide Life Insurance Company	4/8/2016	15	28986	Immediate	Symetra Life Insurance Company	1	A	A3	a+	A+	$494,512.97	$494,512.97	21	$183,678.67
107435	1006902	Structured Settlement	LC - Hedged	JJ092816002	100	NS	390000	Nationwide Life Insurance Company	9/14/2016	38	13749	Immediate	John Hancock Life Insurance Company (U.S.A.)	1	AA-	A1	aa-	AA-	$608,263.20	$608,263.20	30	$147,280.72
107456	1006733	Structured Settlement	LC - Hedged	JJ081616002	375	NS	100000	Kansas City Life Insurance Company	12/5/2016	31	13320	Immediate	Transamerica Premier Life Insurance Company	1	AA-	A1	aa-	AA-	$184,742.40	$184,742.40	20	$73,292.35
107465	1007136	Structured Settlement	LC - Hedged	JJ101216001	250	NS	434000	Kansas City Life Insurance Company	9/15/2016	35	43947.02	Immediate	Integrity Life Insurance Company	1	AA	Aa3	aa	AA	$553,925.52	$553,925.52	30
																						$127,370.29
107468	1006396	Structured Settlement	LC - Hedged	JJ101316003	175	S	99999	Nationwide Life Insurance Company	10/4/2016	25	11926	Immediate	Allstate Life Insurance Company	1	A+	A1	aa-	A-	$180,000.00	$180,000.00	31	$40,700.04

107491	1002255	Structured Settlement	LC - Hedged	QM111015001	250	A	115000	Transamerica Premier Life Insurance Company	9/14/2016	25	3192.75	Immediate	Allstate Life Insurance Company	1	A+	A1	aa-	A-	$170,377.68	$170,377.68	17	$78,104.53
107744	1007181	Structured Settlement	LC - Hedged	JJ091616001	325	NS	225000	American General Life Insurance Company	10/5/2016	30	863.75	Annual	Life Insurance Company of North America	1	n/a	A1	a	A+	$478,524.56	$478,524.56	23	$166,308.50
107871	1007152	Structured Settlement	LC - Hedged	JJ110816001	125	NS	125000	Nationwide Life Insurance Company	10/26/2016	30	4681	Immediate	Allstate Life Insurance Company	1	A+	A1	aa-	A-	$193,609.80	$193,609.80	22	$68,470.19
107882	1006822	Structured Settlement	LC - Hedged	JJ110916001	275	S	90000	Transamerica Premier Life Insurance Company	10/23/2016	15	23598.65	Immediate	Prudential Insurance Company of America	1	AA-	A1	aa-	A+	$122,100.00	$122,100.00	14	$64,384.98
107885	1000023	Structured Settlement	LC - Hedged	RH111416001	175	A	104000	Transamerica Premier Life Insurance Company	9/27/2016	30	197.44	Annual	New York Life Insurance Company	1	AA+	Aaa	aaa	AA+	$135,194.85	$135,194.85	25	$41,057.93
108085	1007484	Structured Settlement	LC - Hedged	GJ083016001-LF	315	NS	65000	Primerica Life Insurance Company	10/14/2016	10	949.25	Annual	Union Fidelity Life Insurance Company	1	n/a	n/a	a-	n/a	$82,500.00	$82,500.00	6	$61,099.42
108152	1007507	Structured Settlement	LC - Hedged	UY110716001	300	NS	435000	North American Company for Life and Health Insurance	10/21/2016	30	408.65	Annual	Hartford Life Insurance Company	2	BBB+	Baa2	a-	n/a	$573,278.13	$573,278.13	25	$171,746.94
108167	1007296	Structured Settlement	LC - Hedged	CZ121216001	215	A	250000	Kansas City Life Insurance Company	11/1/2016	38	18312.27	Immediate	Transamerica Premier Life Insurance Company	1	AA-	A1	aa-	AA-	$421,963.44	$421,963.44	29	$108,205.48
108170	1007052	Structured Settlement	LC - Hedged	QM042016001	225	NS	450000	Transamerica Premier Life Insurance Company	11/22/2016	32	750	Annual	John Hancock Life Insurance Company (U.S.A.)	1	AA-	A1	aa-	AA-	$561,125.52	$561,125.52	27	$153,490.56
108171	1007299	Structured Settlement	LC - Hedged	JJ011017027	275	NS	770000	Primerica Life Insurance Company	10/21/2016	35	1322.4	Annual	Life Insurance Company of North America	1	n/a	A1	a	A+	$1,097,979.97	$1,097,979.97	29	$274,198.14
108187	1007515	Structured Settlement	LC - Hedged	RH112116001	450	S	250000	Primerica Life Insurance Company	11/10/2016	20	1185	Annual	Transamerica Premier Life Insurance Company	1	AA-	A1	aa-	AA-	$303,908.64	$303,908.64	14	$151,684.93
108190	1007537	Structured Settlement	LC - Hedged				215000	Primerica Life Insurance Company	12/14/2016	29	877.5	Annual	Continental Casualty Company	1	A	A3	a	A	$450,000.00	$450,000.00	16	$217,413.66
108256	1007509	Structured Settlement	LC - Hedged				340000	Symetra Life Insurance Company	12/1/2016	40	17668	Immediate	Brighthouse Life Insurance Company	1	AA-	Aa3	aa-	AA-	$556,100.52	$556,100.52	32	$118,510.38
108319	1007540	Structured Settlement	LC - Hedged				525000	Nationwide Life Insurance Company	11/1/2016	32	45550	Immediate	Allstate Life Insurance Company of New York	1	A+	A1	aa-	A-	$594,975.00	$594,975.00	28	$153,893.66
108331	1006821	Structured Settlement	LC - Hedged				150000	Transamerica Premier Life Insurance Company	7/1/2016	10	1146.59	Immediate	Allstate Life Insurance Company	1	A+	A1	aa-	A-	$159,000.00	$159,000.00	4	$129,020.80
108517	1007923	Structured Settlement	LC - Hedged	RH012617001	150	NS	193000	Primerica Life Insurance Company	2/9/2017	30	557.5	Annual	Transamerica Premier Life Insurance Company	1	AA-	A1	aa-	AA-	$319,317.06	$319,317.06	21	$116,116.82
108527	1006419	Structured Settlement	LC - Hedged	JJ020317001	210	NS	367000	Transamerica Premier Life Insurance Company	12/27/2016	20	2063.18	Annual	Allstate Life Insurance Company	1	A+	A1	aa-	A-	$443,059.88	$443,059.88	14	$221,463.32
108569	1007984	Structured Settlement	LC - Hedged	DD111816002	175	NS	400000	Primerica Life Insurance Company	1/1/2017	30	467	Annual	Brighthouse Life Insurance Company	1	AA-	Aa3	aa-	AA-	$513,580.26	$513,580.26	25	$155,970.42
108625	1007931	Structured Settlement	LC - Hedged	EH021517002	150	S	290000	Nationwide Life Insurance Company	11/4/2016	15	19984	Immediate	Allstate Life Insurance Company of New York	1	A+	A1	aa-	A-	$338,940.00	$338,940.00	23	$113,729.41
108647	1007749	Structured Settlement	LC - Hedged	KV081816001	225	NS	375000	American General Life Insurance Company	12/15/2016	15	7946.5	Annual	Symetra Life Insurance Company	1	A	A3	a+	A+	$487,476.00	$487,476.00	10	$298,108.65
108851	1008116	Structured Settlement	LC - Hedged	CZ030917001	125	NS	320000	AXA Equitable Life Insurance Company	12/22/2016	20	1851	Annual	Transamerica Premier Life Insurance Company	1	AA-	A1	aa-	AA-	$410,633.89	$410,633.89	16	$192,358.48
108887	1007971	Structured Settlement	LC - Hedged	EH030917001	250	NS	169000	Kansas City Life Insurance Company	2/15/2017	36	12617	Immediate	John Hancock Life Insurance Company (U.S.A.)	1	AA-	A1	aa-	AA-	$267,582.60	$267,582.60	26	$76,560.81
108896	1008154	Structured Settlement	LC - Hedged	DD110916001	365	S	200000	Primerica Life Insurance Company	12/25/2016	30	1005	Annual	American General Life Insurance Company	1	A+	A2	a	A+	$346,669.68	$346,669.68	22	$123,443.60
108904	1007188	Structured Settlement	LC - Hedged	GN121316001	550	S	300000	Primerica Life Insurance Company	1/14/2017	20	633	Annual	Athene Annuity & Life Company	1	A-	n/a	a-	BBB+	$382,296.00	$382,296.00	13	$203,401.05
108909	1006110	Structured Settlement	LC - Hedged	EH031317001	225	S	514000	Nationwide Life Insurance Company	11/1/2016	34	59412	Immediate	Allstate Life Insurance Company of New York	1	A+	A1	aa-	A-	$834,072.00	$834,072.00	26	$244,197.46
108980	1007926	Structured Settlement	LC - Hedged	OH111116001	215	NS	125000	Pruco Life Insurance Company	2/2/2017	20	1156.25	Annual	John Hancock Life Insurance Company (U.S.A.)	1	AA-	A1	aa-	AA-	$206,700.61	$206,700.61	12	$115,564.42
109064	1008101	Structured Settlement	LC - Hedged	DD01041700	150	NS	75000	Primerica Life Insurance Company	2/25/2017	22	431.25	Annual	Transamerica Premier Life Insurance Company	1	AA-	A1	aa-	AA-	$112,733.58	$112,733.58	14	$57,236.68
109071	1002355	Structured Settlement	LC - Hedged	CZ040317002	125	NS	510000	Kansas City Life Insurance Company	3/11/2017	30	1630	Annual	Transamerica Premier Life Insurance Company	1	AA-	A1	aa-	AA-	$710,142.92	$710,142.92	25	$214,721.64
109072	1002497	Structured Settlement	LC - Hedged	CZ022217001	100	NS	565000	Kansas City Life Insurance Company	2/1/2017	30	3789.45	Annual	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$804,276.94	$804,276.94	25	$237,784.39
109077	1008339	Structured Settlement	LC - Hedged	EH033017001	100	NS	330000	Kansas City Life Insurance Company	3/24/2017	35	39424.6	Immediate	Continental Casualty Company	1	A	A3	a	A	$502,728.06	$502,728.06	29	$124,890.87
109100	1008099	Structured Settlement	LC - Hedged	EH030117002	125	NS	290000	Kansas City Life Insurance Company	3/21/2017	40	19431.69	Immediate	Transamerica Premier Life Insurance Company	1	AA-	A1	aa-	AA-	$437,601.40	$437,601.40	34	$83,170.15
109119	1006626	Structured Settlement	LC - Hedged	JJ040617001	300	NS	139000	Transamerica Premier Life Insurance Company	3/1/2017	30	590.17	Annual	Hartford Life Insurance Company	2	BBB+	Baa2	a-	n/a	$243,000.00	$243,000.00	20	$98,009.24
109265	1007489	Structured Settlement	LC - Hedged	XZ011617001	350	NS	545000	Primerica Life Insurance Company	4/18/2017	15	3464.9	Annual	Pacific Life Insurance Company	1	A+	A1	aa-	A+	$720,366.48	$720,366.48	9	$462,097.69
109266	1008486	Structured Settlement	LC - Hedged	CZ040317001	350	A	300000	Kansas City Life Insurance Company	4/11/2017	39	2340	Annual	Hartford Life Insurance Company	2	BBB+	Baa2	a-	n/a	$607,076.84	$607,076.84	27	$177,738.99
109293	1008353	Structured Settlement	LC - Hedged	EU021717001	225	NS	375000	Principal Life Insurance Company	4/1/2017	30	959.18	Annual	New York Life Insurance Company	1	AA+	Aaa	aaa	AA+	$533,411.52	$533,411.52	20	$200,699.15

109339	1008419	Structured Settlement	LC - Hedged	DD112916001	300	NS			65000	Primerica Life Insurance Company	2/28/2017	13	493.6	Annual	Prudential Insurance Company of America	1	AA-	A1	aa-	A+	$82,539.84	$82,539.84	8	$57,127.46
109380	1008105	Structured Settlement	LC - Hedged	EH041117006	150	NS			183000	Symetra Life Insurance Company	4/21/2017	30	18730	Immediate	Hartford Life Insurance Company	2	BBB+	Baa2	a-	n/a	$250,000.00	$250,000.00	25	$73,898.58
109382	1008578	Structured Settlement	LC - Hedged	EH050817004	125	NS			208000	Kansas City Life Insurance Company	4/4/2017	30	8344.44	Immediate	Athene Annuity & Life Company	1	A-	n/a	a-	BBB+	$263,925.22	$263,925.22	27	$72,695.25
109383	1008490	Structured Settlement	LC - Hedged	XZ020217001	300	NS			175000	Primerica Life Insurance Company	3/15/2017	32	958.75	Annual	Symetra Life Insurance Company	1	A	A3	a+	A+	$280,647.48	$280,647.48	23	$95,460.53
109398	1008608	Structured Settlement	LC - Hedged						250000	Primerica Life Insurance Company	5/1/2017	30	1325	Annual	Union Fidelity Life Insurance Company	1	n/a	n/a	a-	n/a	$310,296.00	$310,296.00	25	$90,995.96
109408	1008565	Structured Settlement	LC - Hedged						105000	Kansas City Life Insurance Company	5/1/2017	40	7311.31	Immediate	Transamerica Life Insurance Company	1	AA-	A1	aa-	AA-	$189,600.00	$189,600.00	30	$45,648.45
109418	1008485	Structured Settlement	LC - Hedged	XZ110116001	150	NS			840000	Primerica Life Insurance Company	6/1/2017	35	4207.8	Annual	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$1,656,261.84	$1,656,261.84	25	$505,954.46
109447	1008620	Structured Settlement	LC - Hedged	XZ012317001	200	NS			280000	Primerica Life Insurance Company	3/22/2017	30	497.8	Annual	Berkshire Hathaway Life Insurance Co. of NE	1	AA+	n/a	aa+	n/a	$305,000.00	$305,000.00	25	$91,761.16
109470	1008673	Structured Settlement	LC - Hedged	XZ032417001	400	NS			150000	Primerica Life Insurance Company	5/3/2017	15	1024.5	Annual	American General Life Insurance Company	1	A+	A2	a	A+	$188,833.68	$188,833.68	11	$112,345.58
109745	1008596	Structured Settlement	LC - Hedged	RH030217001	125	NS			350000	Kansas City Life Insurance Company	4/20/2017	30	8722.1	Immediate	Symetra Life Insurance Company	1	A	A3	a+	A+	$476,976.00	$476,976.00	25	$142,160.12
109753	1008703	Structured Settlement	LC - Hedged	EH032917002	200	S			171000	Kansas City Life Insurance Company	6/16/2017	39	23913.76	Immediate	Prudential Insurance Company of America	1	AA-	A1	aa-	A+	$321,880.00	$321,880.00	29	$79,161.94
109869	1008629	Structured Settlement	LC - Hedged	RH020117001	415	A			90000	Primerica Life Insurance Company	5/15/2017	25	1281.9	Annual	New York Life Insurance and Annuity Corporation	1	AA+	A1	aaa	AAA	$138,479.40	$138,479.40	17	$62,206.05
109877	1008591	Structured Settlement	LC - Hedged						125000	Fidelity Life Association	1/26/2017	20	857.8	Annual	Transamerica Premier Life Insurance Company	1	AA-	A1	aa-	AA-	$206,411.77	$206,411.77	13	$112,456.06
109900	1008711	Structured Settlement	LC - Hedged	CZ062017001	225	A			450000	Primerica Life Insurance Company	5/27/2017	35	1029	Annual	Massachusetts Mutual Life Insurance Company	1	AA+	Aa2	aa+	AA-	$774,000.00	$774,000.00	24	$251,593.83
109924	1008950	Structured Settlement	LC - Hedged	RH070317001	315	NS			64000	Primerica Life Insurance Company	5/4/2017	30	1456.12	Annual	Nationwide Life Insurance Company	1	A+	A1	aa-	n/a	$94,769.34	$94,769.34	7	$67,504.43
100109	1000109	Structured Settlement	LC - Unhedged				1	1							Liberty Life Assurance Company of Boston	1	A	n/a	a	n/a	$85,755.37	$85,471.66	0	$84,873.52
100115	1000115	Annuity	LC - Unhedged	JJ011017037	450	S		1							New York Life Insurance and Annuity Corporation	1	AA+	A1	aaa	AAA	$108,600.00	$65,957.05	8	$49,287.48
100122	1000121	Structured Settlement	LC - Unhedged				1	1							Executive Life Ins. Co. of New York	nr	n/a	n/a	n/a	n/a	$135,000.00	$66,655.83	14	$35,701.71
100155	1000154	Structured Settlement	LC - Unhedged	OH062813001		NS	1	1							Pacific Life Insurance Company	1	A+	A1	aa-	A+	$800.00	$800.00	0	$800.00
100162	1000161	Structured Settlement	LC - Unhedged	OH120913001	325	A		1							State Farm Life Insurance Company	1	AA	Aa1	aa+	n/a	$46,458.88	$34,492.15	13	$21,189.54
100174	1000173	Structured Settlement	LC - Unhedged				1	1							Union Fidelity Life Insurance Company	1	n/a	n/a	a-	n/a	$11,100.00	$10,382.54	5	$8,068.94
100177	1000176	Structured Settlement	LC - Unhedged	OH110613001	375	S		1							Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$23,200.00	$22,613.74	1	$21,389.86
100192	1000122	Structured Settlement	LC - Unhedged				1	1							Executive Life Ins. Co. of New York	nr	n/a	n/a	n/a	n/a	$30,695.60	$29,254.21	4	$24,019.06
100320	1000298	Structured Settlement	LC - Unhedged	JJ011017017	275	S		1							Symetra Life Insurance Company	1	A	A3	a+	A+	$120,416.44	$108,567.04	5	$88,550.42
100324	1000302	Structured Settlement	LC - Unhedged	OH101513001		NS	1	1							Union Fidelity Life Insurance Company	1	n/a	n/a	a-	n/a	$119,280.00	$95,434.08	12	$56,185.83
100340	1000298	Structured Settlement	LC - Unhedged	JJ011017017	275	S		1							Symetra Life Insurance Company	1	A	A3	a+	A+	$206,036.80	$169,354.55	7	$124,115.76
102697	1002680	Structured Settlement	LC - Unhedged				1	1							Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$48,400.00	$46,056.62	2	$42,166.90
102709	1002686	Structured Settlement	LC - Unhedged				1	1							Reinsurance Group of America, Inc.	2	A-	Baa1	a-	BBB+	$39,000.00	$32,270.49	3	$28,011.78
102725	1002695	Structured Settlement	LC - Unhedged				1	1							American General Life Insurance Company	1	A+	A2	a	A+	$13,614.73	$13,306.82	3	$11,491.15
102726	1002695	Structured Settlement	LC - Unhedged				1	1							Transamerica Premier Life Insurance Company	1	AA-	A1	aa-	AA-	$13,614.73	$13,306.82	3	$11,491.15
102727	1002692	Structured Settlement	LC - Unhedged				1	1							Capitol Life Insurance Company	2	n/a	n/a	bbb-	n/a	$39,600.00	$37,004.10	5	$28,916.85
102729	1002693	Structured Settlement	LC - Unhedged				1	1							Fidelity and Guaranty Life Insurance Company	2	BBB-	Baa3	bbb+	BBB	$38,000.00	$33,445.87	8	$22,800.76
103288	1003256	Workmans Compensation	LC - Unhedged	JJ102715001	275	S		1							Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$39,488.00	$37,095.74	2	$33,410.30
104717	1001686	Structured Settlement	LC - Unhedged				1	1							Prudential Insurance Company of America	1	AA-	A1	aa-	A+	$3,182.70	$2,331.19	14	$1,161.28
104918	1004865	Workmans Compensation	LC - Unhedged	JJ110515002	500	NS		1							Liberty Life Assurance Company of Boston	1	A	n/a	a	n/a	$31,272.00	$30,800.96	2	$28,574.16
104919	1004866	Workmans Compensation	LC - Unhedged	JJ010616003	550	S		1							Union Fidelity Life Insurance Company	1	n/a	n/a	a-	n/a	$115,200.00	$38,159.13	12	$27,194.94

105753	1001505	Structured Settlement	LC - Unhedged	KQ022616001	525	S		1	Prudential Insurance Company of America	1	AA-	A1	aa-	A+	$787,469.28	$174,484.41	21	$86,347.60
105768	1004694	Structured Settlement	LC - Unhedged	QX011916001	625	S		1	The Lincoln National Life Insurance Company	1	AA-	A1	aa-	A+	$37,698.00	$29,140.17	4	$24,333.40
106071	1005444	Structured Settlement	LC - Unhedged	JJ042516002	550	S		1	Liberty Life Assurance Company of Boston	1	A	n/a	a	n/a	$88,000.00	$69,304.54	7	$51,637.68
106083	1002614	Structured Settlement	LC - Unhedged	JJ021016601	700	NS		1	Genworth Life and Annuity Insurance Company	1	BBB-	Baa1	a-	BBB	$114,100.00	$76,524.07	7	$59,151.48
106126	1004723	Structured Settlement	LC - Unhedged	JJ022216002	550	S		1	Genworth Life Insurance Company	2	BBB-	Baa1	a-	BBB	$108,856.80	$49,520.08	15	$26,028.71
106503	1002642	Structured Settlement	LC - Unhedged	KQ122115001	650	S		1	Union Fidelity Life Insurance Company	1	n/a	n/a	a-	n/a	$65,887.34	$41,688.07	18	$20,131.03
106510	1006347	Structured Settlement	LC - Unhedged	JJ050316001	600	S		1	Symetra Life Insurance Company	1	A	A3	a+	A+	$40,051.94	$28,417.40	5	$22,907.18
106542	1005431	Structured Settlement	LC - Unhedged	JJ042016002	150	NS		1	Executive Life Ins. Co. of New York	nr	n/a	n/a	n/a	n/a	$114,969.15	$112,334.75	8	$79,578.31
106548	1004888	Structured Settlement	LC - Unhedged	JJ051216002	175	NS		1	Genworth Life and Annuity Insurance Company	2	BBB-	Baa1	a-	BBB	$2,583,648.94	$1,614,302.73	33	$324,699.50
106591	1006286	Structured Settlement	LC - Unhedged	GJ052416005-ST	575	S		1	Prudential Insurance Company of America	1	AA-	A1	aa-	A+	$243,600.00	$163,664.14	19	$71,701.14
106597	1005190	Structured Settlement	LC - Unhedged	JJ040146001	325	NS		1	Executive Life Ins. Co. of New York	nr	n/a	n/a	n/a	n/a	$49,500.00	$47,842.78	7	$35,101.80
106657	1006239	Structured Settlement	LC - Unhedged	QX042016001	390	S		1	Executive Life Ins. Co. of New York	nr	n/a	n/a	n/a	n/a	$110,250.00	$95,176.76	9	$65,665.86
106709	1006527	Structured Settlement	LC - Unhedged	JJ060716001	360	NS		1	Genworth Life Insurance Company	2	BBB-	Baa1	a-	BBB	$572,000.00	$371,790.97	13	$229,266.51
106797	1001695	Structured Settlement	LC - Unhedged				1	1	American General Life Insurance Company	1	A+	A2	a	A+	$13,697.01	$9,708.01	28	$2,445.39
106823	1006656	Structured Settlement	LC - Unhedged	JJ032516003	600	S		1	Transamerica Premier Life Insurance Company	1	AA-	A1	aa-	AA-	$387,749.28	$228,132.77	20	$90,104.32
106830	1005728	Structured Settlement	LC - Unhedged	GJ072816002-ST	175	S		1	Allstate Life Insurance Company of New York	1	A+	A1	aa-	A-	$986,348.88	$826,547.35	31	$188,326.18
106903	1000104	Structured Settlement	LC - Unhedged	GJ021616001-ST	150	S		1	American General Life Insurance Company	1	A+	A2	a	A+	$871,014.52	$616,878.85	33	$126,730.37
106905	1005862	Structured Settlement	LC - Unhedged	GJ042816603-ST	240	S		1	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$15,164.00	$8,996.61	30	$2,055.41
106906	1002572	Structured Settlement	LC - Unhedged	KQ040816001	265	NS		1	Genworth Life and Annuity Insurance Company	1	BBB-	Baa1	a-	BBB	$140,570.49	$34,848.02	31	$7,879.75
106907	1006095	Structured Settlement	LC - Unhedged	JJ050916003	275	NS		1	John Hancock Life Insurance Company (U.S.A.)	1	AA-	A1	aa-	AA-	$4,500.00	$430.29	29	$104.22
106909	1005471	Structured Settlement	LC - Unhedged	GJ020216004-ST	300	NS		1	Genworth Life and Annuity Insurance Company	1	BBB-	Baa1	a-	BBB	$460,330.93	$183,116.40	32	$38,626.10
106911	1005340	Structured Settlement	LC - Unhedged	UY032516001	300	S		1	Prudential Insurance Company of America	1	AA-	A1	aa-	A+	$171,600.00	$100,063.16	31	$22,435.26
107008	1006657	Structured Settlement	LC - Unhedged	JJ060616001	275	NS		1	Genworth Life and Annuity Insurance Company	2	BBB-	Baa1	a-	BBB	$180,238.15	$21,942.21	18	$9,225.35
107011	1005411	Structured Settlement	LC - Unhedged	KQ041116001	250	NS		1	Executive Life Ins. Co. of New York	nr	n/a	n/a	n/a	n/a	$72,734.70	$69,850.97	5	$54,224.61
107117	1006947	Structured Settlement	LC - Unhedged	JJ080416001	525	S		1	Continental Casualty Company	1	A	A3	a	A	$162,400.00	$88,006.69	11	$59,600.61
107291	1007125	Structured Settlement	LC - Unhedged	JJ080516001	550	S		1	United States Life Insurance Company in the City of New York	1	A+	A2	a	A+	$275,872.68	$129,530.15	10	$93,948.10
107292	1007126	Structured Settlement	LC - Unhedged	JJ082616003	125	NS		1	Genworth Life Insurance Company	2	BBB-	Baa1	a-	BBB	$191,000.00	$178,506.64	18	$76,517.13
107315	1003201	Structured Settlement	LC - Unhedged	JJ061716002	115	NS		1	American General Life Insurance Company	1	A+	A2	a	A+	$37,662.85	$23,281.09	30	$5,418.83
107316	1006458	Structured Settlement	LC - Unhedged	GJ041516001-LF	225	NS		1	Brighthouse Life Insurance Company	1	AA-	Aa3	aa-	AA-	$303,728.79	$161,011.98	32	$33,916.28
107365	1002720	Structured Settlement	LC - Unhedged	JJ082416002	200	NS		1	Executive Life Ins. Co. of New York	nr	n/a	n/a	n/a	n/a	$87,628.54	$72,598.74	5	$59,006.90
107384	1007185	Structured Settlement	LC - Unhedged	JJ082416001	350	NS		1	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$795,824.88	$576,346.51	25	$173,143.59
107392	1002594	Structured Settlement	LC - Unhedged	CZ040116001	400	S		1	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$69,930.00	$23,704.92	30	$5,444.21
107463	1006951	Structured Settlement	LC - Unhedged	QG090816001	150	NS		1	American General Life Insurance Company	1	A+	A2	a	A+	$687,188.16	$632,990.46	25	$188,911.68
107470	1007249	Structured Settlement	LC - Unhedged	JJ082516003	150	NS		1	Genworth Life Insurance Company	2	BBB-	Baa1	a-	BBB	$74,400.00	$56,050.02	5	$45,354.43
107497	1007115	Structured Settlement	LC - Unhedged	OH060316001	100	NS		1	Transamerica Premier Life Insurance Company	1	AA-	A1	aa-	AA-	$1,080,000.00	$865,720.75	34	$170,283.37

107500	1007262	Structured Settlement	LC - Unhedged	JJ070716001	550	NS	1	Genworth Life Insurance Company	2	BBB-	Baa1	a-	BBB	$90,630.00	$76,755.25	10	$47,102.27
107541	1006938	Structured Settlement	LC - Unhedged	GJ080216003-ST	700	S	1	Athene Annuity & Life Assurance Company	1	A-	n/a	a-	BBB+	$180,000.00	$91,971.22	20	$37,452.46
107658	1007405	Structured Settlement	LC - Unhedged	JJ081516003	100	S	1	John Hancock Life Insurance Company (U.S.A.)	1	AA-	A1	aa-	AA-	$852,824.50	$283,183.91	30	$83,080.41
107753	1007320	Structured Settlement	LC - Unhedged	GJ101416010-ST	590	NS	1	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$595,467.96	$379,421.89	23	$125,856.29
107795	1000119	Structured Settlement	LC - Unhedged	GJ072716001-LF	260	A	1	Prudential Insurance Company of America	1	AA-	A1	aa-	A+	$276,673.74	$175,732.34	32	$37,692.34
107823	1007263	Structured Settlement	LC - Unhedged	QG093016002	275	S	1	Executive Life Ins. Co. of New York	nr	n/a	n/a	n/a	n/a	$84,000.00	$78,096.72	11	$46,831.93
107827	1001671	Structured Settlement	LC - Unhedged	QX063016001	375	S	1	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$744,210.48	$380,819.34	20	$144,299.86
107843	1006889	Structured Settlement	LC - Unhedged	KQ081716001	300	S	1	Symetra Life Insurance Company	1	A	A3	a+	A+	$207,200.00	$169,939.93	18	$72,627.41
107877	1007534	Structured Settlement	LC - Unhedged	JJ092016003	150	NS	1	Pacific Life Insurance Company	1	A+	A1	aa-	A+	$398,709.00	$332,468.57	28	$85,375.00
107886	1007520	Structured Settlement	LC - Unhedged	OH110116001	425	NS	1	Pacific Life Insurance Company	1	A+	A1	aa-	A+	$661,397.40	$413,588.81	22	$144,214.14
107898	1007544	Structured Settlement	LC - Unhedged	J101316004	325	NS	1	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$185,481.16	$139,788.85	20	$55,027.57
107915	1007319	Structured Settlement	LC - Unhedged	GJ090716001-ST	125	NS	1	Pacific Life and Annuity Company	1	A+	A1	aa-	A+	$339,867.12	$243,241.19	24	$78,408.93
107929	1007581	Structured Settlement	LC - Unhedged	JJ102716001	450	A	1	New York Life Insurance Company	1	AA+	Aaa	aaa	AA+	$390,454.45	$217,988.77	25	$66,586.39
107931	1007404	Annuity	LC - Unhedged	JJ091216004	250	S	1	Voya Retirement Insurance and Annuity Company	1	A	A2	a	A	$24,000.00	$23,484.52	4	$19,223.50
107951	1006414	Structured Settlement	LC - Unhedged	QX063016002	275	NS	1	Symetra Life Insurance Company	1	A	A3	a+	A+	$1,000.00	$620.08	29	$148.96
107957	1002728	Structured Settlement	LC - Unhedged	GJ092916002-ST	600	NS	1	Prudential Insurance Company of America	1	AA-	A1	aa-	A+	$552,429.60	$160,315.93	23	$54,566.22
107963	1007272	Structured Settlement	LC - Unhedged	GJ091216002-ST	115	NS	1	Prudential Insurance Company of America	1	AA-	A1	aa-	A+	$108,000.00	$101,070.16	21	$37,262.67
108108	1001727	Structured Settlement	LC - Unhedged	CZ101016002	250	S	1	Allstate Life Insurance Company	1	A+	A1	aa-	A-	$622,439.94	$533,966.13	17	$239,829.17
108168	1005362	Structured Settlement	LC - Unhedged	GJ10616001-ST	625	S	1	American General Life Insurance Company	1	A+	A2	a	A+	$186,447.60	$60,228.03	19	$26,875.53
108186	1007773	Structured Settlement	LC - Unhedged	JJ110216001	425	S	1	Brighthouse Life Insurance Company	1	AA-	Aa3	aa-	AA-	$948,771.83	$521,378.33	26	$157,439.71
108191	1007596	Structured Settlement	LC - Unhedged	FN090916001	125	S	1	Union Fidelity Life Insurance Company	1	n/a	n/a	a-	n/a	$323,837.25	$267,417.20	22	$93,386.16
108205	1002746	Annuity	LC - Unhedged	JJ121216002	390	S	1	American General Life Insurance Company	1	A+	A2	a	A+	$84,231.60	$19,019.26	20	$7,884.76
108210	1007523	Structured Settlement	LC - Unhedged	GJ102616001-ST	500	S	1	Symetra Life Insurance Company	1	A	A3	a+	A+	$120,000.00	$66,280.85	14	$35,672.55
108239	1003243	Structured Settlement	LC - Unhedged	GJ091516001-LF	215	NS	1	American General Life Insurance Company	1	A+	A2	a	A+	$998,100.00	$800,655.75	31	$188,339.26
108251	1007125	Structured Settlement	LC - Unhedged	JJ080516001	550	S	1	United States Life Insurance Company in the City of New York	1	A+	A2	a	A+	$284,557.32	$136,852.80	9	$97,861.97
108257	1007258	Structured Settlement	LC - Unhedged	GJ082916001-LF	150	NS	1	Allstate Life Insurance Company	1	A+	A1	aa-	A-	$118,613.25	$92,318.12	20	$37,151.48
108308	1007822	Structured Settlement	LC - Unhedged	OH111516001	525	S	1	Union Fidelity Life Insurance Company	1	n/a	n/a	a-	n/a	$125,087.77	$107,970.74	8	$77,088.79
108312	1007883	Structured Settlement	LC - Unhedged	JJ120216002	340	NS	1	Genworth Life and Annuity Insurance Company	2	BBB-	Baa1	a-	BBB	$235,673.91	$228,449.81	7	$164,310.73
108323	1007536	Structured Settlement	LC - Unhedged	KQ111416001	515	A	1	Prudential Insurance Company of America	1	AA-	A1	aa-	A+	$1,116,346.44	$766,264.05	20	$299,339.82
108347	1007887	Structured Settlement	LC - Unhedged	MJ112216001-ST	300	S	1	Allstate Life Insurance Company	1	A+	A1	aa-	A-	$180,000.00	$161,649.66	20	$62,700.68
108362	1007318	Structured Settlement	LC - Unhedged	GJ092916005-ST	175	NS	1	Symetra Life Insurance Company	1	A	A3	a+	A+	$78,840.00	$73,191.21	13	$39,350.56
108379	1007943	Structured Settlement	LC - Unhedged	JJ122816001	450	NS	1	Allstate Life Insurance Company	1	A+	A1	aa-	A-	$972,505.34	$689,436.62	28	$178,287.85
108391	1007951	Structured Settlement	LC - Unhedged	JJ092316001	165	NS	1	Brighthouse Life Insurance Company	1	AA-	Aa3	aa-	AA-	$247,860.00	$225,522.43	15	$112,681.33
108406	1007955	Structured Settlement	LC - Unhedged	JJ122816003	200	S	1	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$367,775.54	$309,456.29	27	$87,103.35
108411	1002622	Structured Settlement	LC - Unhedged	JJ121316002	425	NS	1	American General Life Insurance Company	1	A+	A2	a	A+	$30,000.00	$24,654.39	15	$11,776.72

108416	1002524	Structured Settlement	LC - Unhedged	GJ012617001-ST	235	S		1	Hartford Life Insurance Company	2	BBB+	Baa2	a-	n/a	$144,000.00	$119,138.16	20	$45,852.45
108454	1007743	Structured Settlement	LC - Unhedged	GJ112116003-ST	300	NS		1	John Hancock Life Insurance Company (U.S.A.)	1	AA-	A1	aa-	AA-	$85,080.00	$76,292.03	15	$36,913.23
108515	1007969	Structured Settlement	LC - Unhedged	GJ011917001-ST	175	S		1	Transamerica Premier Life Insurance Company	1	AA-	A1	aa-	AA-	$72,000.00	$40,409.09	17	$18,744.62
108530	1004979	Structured Settlement	LC - Unhedged	GJ122216003-ST	225	S		1	Prudential Insurance Company of America	1	AA-	A1	aa-	A+	$288,032.64	$234,696.39	22	$82,750.45
108574	1007922	Structured Settlement	LC - Unhedged	DD111516002	675	NS		1	Fidelity and Guaranty Life Insurance Company	2	BBB-	Baa3	bbb+	BBB	$342,084.36	$63,544.56	21	$23,894.14
108577	1008074	Structured Settlement	LC - Unhedged	JJ090916001	275	NS		1	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$164,907.68	$81,032.35	16	$39,430.85
108587	1006050	Structured Settlement	LC - Unhedged	JJ011217002	150	NS		1	Pacific Life Insurance Company	1	A+	A1	aa-	A+	$84,213.00	$37,421.75	14	$23,090.75
108596	1007997	Structured Settlement	LC - Unhedged	OH120216001	400	NS		1	Hartford Life Insurance Company	2	BBB+	Baa2	a-	n/a	$1,279,129.20	$942,283.60	32	$200,117.24
108606	1008108	Structured Settlement	LC - Unhedged	JJ112916001	350	NS		1	American General Life Insurance Company	1	A+	A2	a	A+	$218,566.00	$80,835.37	16	$42,977.81
108620	1007787	Structured Settlement	LC - Unhedged	KQ120516001	525	S		1	Symetra Life Insurance Company	1	A	A3	a+	A+	$493,200.00	$143,592.74	15	$74,902.71
108631	1008119	Structured Settlement	LC - Unhedged	JJ122316001	300	NS		1	United States Life Insurance Company in the City of New York	1	A+	A2	a	A+	$258,450.40	$197,919.37	16	$97,987.43
108640	1002540	Structured Settlement	LC - Unhedged	JJ020717003	175	NS		1	Executive Life Ins. Co. of New York	nr	n/a	n/a	n/a	n/a	$75,240.70	$66,296.23	5	$52,690.91
108641	1008126	Structured Settlement	LC - Unhedged	JJ011217003	550	NS		1	Executive Life Ins. Co. of New York	nr	n/a	n/a	n/a	n/a	$49,500.00	$44,322.14	4	$36,720.00
108643	1008128	Annuity	LC - Unhedged	JJ021417004	125	S		1	Athene Annuity & Life Company	1	A-	n/a	a-	BBB+	$61,872.66	$41,129.65	7	$31,391.55
108644	1007774	Structured Settlement	LC - Unhedged	QG120116001	550	S		1	Auto-Owners Life Insurance Company	1	n/a	n/a	aa-	n/a	$892,527.72	$347,828.77	28	$96,163.07
108657	1008137	Structured Settlement	LC - Unhedged	JJ010417003	125	S		1	Prudential Insurance Company of America	1	AA-	A1	aa-	A+	$297,656.00	$185,767.72	24	$62,740.01
108663	1008077	Structured Settlement	LC - Unhedged	GJ122216002-ST	175	S		1	John Hancock Life Insurance Company (U.S.A.)	1	AA-	A1	aa-	AA-	$169,741.80	$129,298.64	26	$37,626.24
108667	1006878	Structured Settlement	LC - Unhedged	JJ021317003	475	A		1	Security Life of Denver Insurance Company	1	A	A2	a	A	$216,678.63	$126,227.05	22	$44,970.23
108669	1007755	Structured Settlement	LC - Unhedged	JJ013017001	525	NS		1	American General Life Insurance Company	1	A+	A2	a	A+	$217,500.00	$164,949.44	18	$72,810.83
108671	1007991	Structured Settlement	LC - Unhedged	KQ012717001	750	NS		1	Allstate Life Insurance Company	1	A+	A1	aa-	A-	$2,959,133.88	$2,250,235.65	19	$926,059.41
108683	1008213	Structured Settlement	LC - Unhedged	JJ060815083	225	NS		1	Union Fidelity Life Insurance Company	1	n/a	n/a	a-	n/a	$533,540.16	$435,884.41	11	$254,713.19
108688	1008291	Structured Settlement	LC - Unhedged	JJ060815066	500	S		1	Northbrook Life Insurance Company	1	A+	A1	aa-	A-	$384,000.00	$174,842.44	9	$130,554.36
108693	1008240	Structured Settlement	LC - Unhedged	JJ060815048	100	NS		1	Fidelity and Guaranty Life Insurance Company	2	BBB-	Baa3	bbb+	BBB	$288,000.00	$269,229.98	13	$148,336.63
108696	1008214	Structured Settlement	LC - Unhedged	JJ060815028	450	S		1	United Of Omaha Life Insurance Company	1	A+	A1	aa-	n/a	$257,800.00	$162,484.51	14	$85,157.79
108708	1008258	Structured Settlement	LC - Unhedged	JJ060815044	175	NS		1	Union Fidelity Life Insurance Company	1	n/a	n/a	a-	n/a	$189,222.00	$126,920.29	12	$74,462.10
108709	1008215	Structured Settlement	LC - Unhedged	JJ060815064	550	NS		1	Union Fidelity Life Insurance Company	1	n/a	n/a	a-	n/a	$181,288.04	$122,005.27	14	$64,897.86
108713	1008223	Structured Settlement	LC - Unhedged			NS	1	1	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$131,643.43	$120,989.84	4	$102,409.66
108722	1008245	Structured Settlement	LC - Unhedged	JJ060815029	100	NS		1	Pacific Life Insurance Company	1	A+	A1	aa-	A+	$142,710.00	$140,564.59	13	$77,003.61
108725	1008177	Structured Settlement	LC - Unhedged	JJ060815082	525	S		1	Union Fidelity Life Insurance Company	1	n/a	n/a	a-	n/a	$135,558.00	$63,719.41	10	$40,398.17
108727	1008229	Structured Settlement	LC - Unhedged	JJ060815071	665	S		1	Transamerica Premier Life Insurance Company	1	AA-	A1	aa-	AA-	$132,370.00	$56,395.29	13	$33,778.83
108728	1008200	Structured Settlement	LC - Unhedged	JJ060815033	600	S		1	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$105,179.25	$91,619.30	4	$76,956.47
108729	1008275	Structured Settlement	LC - Unhedged			NS	1	1	Transamerica Premier Life Insurance Company	1	AA-	A1	aa-	AA-	$70,400.00	$55,858.87	3	$49,780.60
108744	1008191	Structured Settlement	LC - Unhedged	JJ060815049	390	S		1	Prudential Insurance Company of America	1	AA-	A1	aa-	A+	$105,870.00	$96,858.64	10	$62,692.54
108747	1008170	Structured Settlement	LC - Unhedged	JJ060815023	550	S		1	Transamerica Premier Life Insurance Company	1	AA-	A1	aa-	AA-	$101,500.00	$61,482.52	9	$43,309.15
108780	1008175	Structured Settlement	LC - Unhedged			NS	1	1	Union Fidelity Life Insurance Company	1	n/a	n/a	a-	n/a	$62,089.20	$56,952.43	10	$34,759.55

108801	1008184	Structured Settlement	LC - Unhedged			NS	1	1	Pacific Life Insurance Company	1	A+	A1	aa-	A+	$14,000.00	$13,580.33	1	$12,650.11
108849	1008338	Structured Settlement	LC - Unhedged	JJ020817001	275	NS		1	Pacific Life Insurance Company	1	A+	A1	aa-	A+	$53,920.80	$40,217.78	13	$22,606.96
108884	1007888	Structured Settlement	LC - Unhedged	GJ112116004-ST	575	S		1	Allstate Life Insurance Company	1	A+	A1	aa-	A-	$265,650.00	$177,507.77	14	$103,390.23
108889	1007780	Structured Settlement	LC - Unhedged	GJ031517002-ST	175	NS		1	Washington National Insurance Company	2	BBB+	Baa1	a-	BBB	$53,354.04	$51,786.24	8	$35,180.38
108897	1002518	Structured Settlement	LC - Unhedged	KQ020117002	475	S		1	American General Life Insurance Company	1	A+	A2	a	A+	$371,179.20	$87,821.44	19	$35,755.93
108898	1008100	Structured Settlement	LC - Unhedged	KQ020117001	300	NS		1	American General Life Insurance Company	1	A+	A2	a	A+	$288,183.60	$164,048.51	23	$57,907.10
108901	1008356	Structured Settlement	LC - Unhedged	JJ010417001	315	S		1	United States Life Insurance Company in the City of New York	1	A+	A2	a	A+	$210,100.00	$91,380.33	23	$32,430.12
108907	1008364	Structured Settlement	LC - Unhedged	JJ123016001	500	S		1	Transamerica Premier Life Insurance Company	1	AA-	A1	aa-	AA-	$225,000.00	$151,015.26	15	$77,542.73
108908	1008365	Structured Settlement	LC - Unhedged	JJ021017002	425	NS		1	Symetra Life Insurance Company	1	A	A3	a+	A+	$56,946.60	$47,963.47	10	$31,333.93
108911	1007934	Structured Settlement	LC - Unhedged	KQ123016001	215	NS		1	Transamerica Premier Life Insurance Company	1	AA-	A1	aa-	AA-	$154,084.42	$120,752.03	16	$58,616.13
108923	1002572	Structured Settlement	LC - Unhedged	QG012617001	265	NS		1	Union Fidelity Life Insurance Company	1	n/a	n/a	a-	n/a	$262,506.60	$179,681.78	16	$94,340.65
108924	1008161	Structured Settlement	LC - Unhedged	EH030217001	150	NS		1	Prudential Insurance Company of America	1	AA-	A1	aa-	A+	$174,898.71	$164,146.05	28	$42,661.98
108926	1008374	Structured Settlement	LC - Unhedged	JJ021017001	600	NS		1	Union Fidelity Life Insurance Company	1	n/a	n/a	a-	n/a	$196,453.96	$61,060.15	14	$34,627.16
108939	1007201	Structured Settlement	LC - Unhedged	KQ011217001	550	NS		1	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$898,607.71	$662,431.29	12	$385,437.01
108947	1008079	Structured Settlement	LC - Unhedged	KQ012517001	400	NS		1	New York Life Insurance Company	1	AA+	Aaa	aaa	AA+	$84,000.00	$72,832.03	9	$48,466.48
108968	1008409	Structured Settlement	LC - Unhedged	JJ012317003	400	S		1	Union Fidelity Life Insurance Company	1	n/a	n/a	a-	n/a	$145,260.00	$63,808.57	19	$25,511.25
108969	1008380	Structured Settlement	LC - Unhedged	JJ030317001	425	NS		1	Genworth Life and Annuity Insurance Company	2	BBB-	Baa1	a-	BBB	$38,450.04	$27,751.05	20	$10,547.31
108971	1008343	Structured Settlement	LC - Unhedged	QX022417001	450	S		1	New York Life Insurance Company	1	AA+	Aaa	aaa	AA+	$234,078.52	$56,904.76	12	$37,162.99
108972	1007115	Structured Settlement	LC - Unhedged	JJ032217001	325	S		1	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$1,899,561.18	$879,905.77	32	$191,193.72
108981	1008417	Structured Settlement	LC - Unhedged	JJ030817001	300	NS		1	Hartford Life Insurance Company	2	BBB+	Baa2	a-	n/a	$83,000.00	$56,507.69	20	$23,308.97
108982	1008418	Annuity	LC - Unhedged	JJ032917001	115	NS		1	Mutual of Omaha Insurance Company	1	A+	A1	aa-	n/a	$52,405.32	$43,013.38	5	$35,319.84
109065	1004845	Structured Settlement	LC - Unhedged	GJ012317001-ST	265	S		1	Transamerica Premier Life Insurance Company	1	AA-	A1	aa-	AA-	$325,457.64	$201,118.17	32	$42,949.21
109084	1001480	Structured Settlement	LC - Unhedged	GJ030117001-ST	125	S		1	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$32,400.00	$27,252.15	12	$15,781.84
109095	1007973	Structured Settlement	LC - Unhedged	GF122116001	125	A		1	Brighthouse Life Insurance Company	1	AA-	Aa3	aa-	AA-	$276,480.00	$175,052.07	26	$52,046.18
109102	1008517	Annuity	LC - Unhedged	JJ040517001	400	S		1	Allianz Life Insurance Company of North America	1	AA	A2	a+	n/a	$159,215.40	$79,901.19	15	$42,121.08
109120	1008499	Structured Settlement	LC - Unhedged	QG031517002	475	S		1	Prudential Insurance Company of America	1	AA-	A1	aa-	A+	$200,775.60	$143,411.09	15	$74,744.75
109123	1008533	Structured Settlement	LC - Unhedged	JJ030317002	300	NS		1	Nationwide Life Insurance Company	1	A+	A1	aa-	n/a	$100,000.00	$95,286.03	7	$68,073.77
109126	1006912	Structured Settlement	LC - Unhedged	JJ031317002	625	NS		1	Symetra Life Insurance Company	1	A	A3	a+	A+	$30,300.00	$27,382.63	4	$22,757.65
109128	1008082	Structured Settlement	LC - Unhedged	KQ020717001	350	NS		1	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$696,171.84	$559,064.55	21	$204,296.09
109137	1008543	Structured Settlement	LC - Unhedged	JJ120516001	330	NS		1	Brighthouse Life Insurance Company	1	AA-	Aa3	aa-	AA-	$119,349.60	$68,880.21	16	$35,243.23
109142	1008147	Structured Settlement	LC - Unhedged	GJ122316004-ST	225	NS		1	Pacific Life and Annuity Company	1	A+	A1	aa-	A+	$150,000.00	$106,366.65	19	$42,295.02
109230	1002738	Structured Settlement	LC - Unhedged	JJ022717003	450	S		1	Genworth Life and Annuity Insurance Company	2	BBB-	Baa1	a-	BBB	$1,632,535.48	$642,066.94	29	$192,515.13
109231	1008488	Structured Settlement	LC - Unhedged	QX012717002	350	S		1	United Farm Family Life Insurance Company	1	nr	nr	a	NR	$75,915.00	$63,467.39	12	$38,180.49
109233	1008097	Structured Settlement	LC - Unhedged	JJ032017001	550	S		1	Symetra Life Insurance Company	1	A	A3	a+	A+	$207,000.00	$84,060.37
																	16	$41,666.22
109234	1008566	Structured Settlement	LC - Unhedged	JJ032817001	390	S		1	Pacific Life Insurance Company	1	A+	A1	aa-	A+	$526,853.16	$376,597.21	25	$114,580.25

109235	1008566	Structured Settlement	LC - Unhedged	JJ032817001	390	S		1	Allstate Life Insurance Company	1	A+	A1	aa-	A-	$526,853.16	$376,597.21	25	$114,580.25
109245	1005383	Structured Settlement	LC - Unhedged	KQ020917002	200	NS		1	American General Life Insurance Company	1	A+	A2	a	A+	$810,931.44	$561,459.32	12	$317,210.19
109260	1008585	Structured Settlement	LC - Unhedged	JJ032817003	275	S		1	Genworth Life Insurance Company	2	BBB-	Baa1	a-	BBB	$67,680.00	$38,895.58	19	$16,934.09
109261	1008586	Structured Settlement	LC - Unhedged	JJ022217001	175	NS		1	National Indemnity Company	1	AA+	Aa1	aaa	AA+	$66,720.00	$63,612.90	16	$30,685.36
109267	1008587	Structured Settlement	LC - Unhedged	JJ032317002	475	S		1	American General Life Insurance Company	1	A+	A2	a	A+	$43,500.00	$32,471.19	14	$17,051.76
109271	1008568	Structured Settlement	LC - Unhedged	GJ041917002-ST	425	NS		1	Wilcac Life Insurance Company	1	nr	nr	a+	NR	$24,000.00	$19,902.08	8	$13,538.08
109276	1008537	Structured Settlement	LC - Unhedged	GF032017001	125	A		1	Allstate Life Insurance Company	1	A+	A1	aa-	A-	$208,300.00	$188,571.21	24	$59,194.30
109278	1008503	Structured Settlement	LC - Unhedged	RH041317001	250	S		1	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$156,420.00	$93,104.72	13	$51,667.26
109280	1002576	Structured Settlement	LC - Unhedged	KQ032017001	275	S		1	Symetra Life Insurance Company	1	A	A3	a+	A+	$216,174.18	$166,117.71	10	$101,158.67
109286	1000345	Structured Settlement	LC - Unhedged	JJ032717001	465	S		1	New York Life Insurance Company	1	AA+	Aaa	aaa	AA+	$176,223.14	$57,233.98	11	$34,106.77
109324	1008521	Structured Settlement	LC - Unhedged	GJ032717002-ST	205	S		1	Prudential Insurance Company of America	1	AA-	A1	aa-	A+	$762,609.84	$520,396.53	26	$154,877.96
109328	1008609	Structured Settlement	LC - Unhedged				1	1	American General Life Insurance Company	1	A+	A2	a	A+	$200.00	$125.38	15	$59.79
109329	1008607	Structured Settlement	LC - Unhedged	GF030917001	100	NS		1	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$288,000.00	$189,151.48	28	$49,253.57
109336	1002720	Structured Settlement	LC - Unhedged	JJ031317001	200	NS		1	Executive Life Ins. Co. of New York	nr	n/a	n/a	n/a	n/a	$170,730.00	$61,367.95	15	$31,534.95
109341	1008603	Structured Settlement	LC - Unhedged	GJ041717005-ST	250	NS		1	New York Life Insurance Company	1	AA+	Aaa	aaa	AA+	$913,153.20	$830,443.35	13	$458,460.33
109344	1001820	Structured Settlement	LC - Unhedged	FN032217001	475	S		1	Liberty Life Assurance Company of Boston	1	A	n/a	a	n/a	$737,749.80	$611,637.32	16	$305,099.46
109346	1008536	Structured Settlement	LC - Unhedged	QG020617001	275	NS		1	Prudential Insurance Company of America	1	AA-	A1	aa-	A+	$291,712.14	$250,698.54	12	$143,283.90
109384	1007783	Structured Settlement	LC - Unhedged	KQ011617002	500	S		1	Allstate Life Insurance Company	1	A+	A1	aa-	A-	$56,525.00	$20,660.67	12	$12,358.46
109385	1003191	Structured Settlement	LC - Unhedged	GJ030617001-ST	350	S		1	Allstate Life Insurance Company	1	A+	A1	aa-	A-	$25,956.72	$24,560.09	4	$19,940.04
109386	1008643	Structured Settlement	LC - Unhedged	JJ122116001	400	NS		1	Hartford Life Insurance Company	2	BBB+	Baa2	a-	n/a	$104,445.00	$37,976.14	12	$23,304.69
109394	1008069	Structured Settlement	LC - Unhedged	JJ050117001	250	S		1	Connecticut General Life Insurance Company	1	AA-	A1	a	A+	$46,800.00	$45,449.46	8	$31,561.84
109395	1008674	Structured Settlement	LC - Unhedged	J042717001	275	NS		1	Allstate Life Insurance Company	1	A+	A1	aa-	A-	$190,625.55	$167,220.33	19	$69,777.31
109399	1004865	Workmans Compensation	LC - Unhedged	JJ112116001	500	NS		1	Liberty Life Assurance Company of Boston	1	A	n/a	a	n/a	$86,544.00	$76,353.29	9	$52,476.10
109400	1008676	Structured Settlement	LC - Unhedged	JJ041817001	150	NS		1	Symetra Life Insurance Company	1	A	A3	a+	A+	$117,520.00	$103,379.56	11	$63,462.49
109405	1001352	Structured Settlement	LC - Unhedged	JJ041417001	425	S		1	Symetra Life Insurance Company	1	A	A3	a+	A+	$129,050.00	$64,951.23	23	$22,228.95
109409	1008624	Structured Settlement	LC - Unhedged	QX012717001	325	S		1	New York Life Insurance Company	1	AA+	Aaa	aaa	AA+	$376,107.00	$292,527.68	18	$134,045.89
109427	1008690	Structured Settlement	LC - Unhedged	JJ042117001	300	S		1	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$297,390.42	$143,717.01	24	$47,450.52
109429	1008692	Structured Settlement	LC - Unhedged	JJ040417001	275	S		1	Transamerica Premier Life Insurance Company	1	AA-	A1	aa-	AA-	$324,000.00	$148,800.89	21	$55,846.49
109434	1008523	Structured Settlement	LC - Unhedged	GJ031717002-ST	200	NS		1	Prudential Insurance Company of America	1	AA-	A1	aa-	A+	$90,000.00	$85,672.40	11	$50,398.71
109439	1008698	Structured Settlement	LC - Unhedged	JJ050217002	350	NS		1	Transamerica Life Insurance Company	1	AA-	A1	aa-	AA-	$1,044,375.00	$751,418.32	17	$347,432.23
109443	1008410	Structured Settlement	LC - Unhedged	DD110316001	425	A		1	American General Life Insurance Company	1	A+	A2	a	A+	$115,500.00	$56,296.88	20	$24,387.72
109448	1008636	Structured Settlement	LC - Unhedged	GJ041417001-ST	200	NS		1	AXA Equitable Life Insurance Company	1	A+	Aa3	aa-	AA-	$52,250.00	$40,038.46	13	$23,073.65
109457	1008714	Structured Settlement	LC - Unhedged	JJ050217001	550	NS		1	Transamerica Premier Life Insurance Company	1	AA-	A1	aa-	AA-	$60,000.00	$57,044.15	6	$42,614.65
109458	1002472	Structured Settlement	LC - Unhedged	JJ042617001	400	S		1	American General Life Insurance Company	1	A+	A2	a	A+	$150,000.00	$69,013.25	10	$46,615.40
109467	1002521	Structured Settlement	LC - Unhedged	KQ042617001	200	S		1	Integrity Life Insurance Company	1	AA	Aa3	aa	AA	$1,358,245.44	$1,167,013.80	18	$501,465.98
109471	1008722	Structured Settlement	LC - Unhedged	JJ051217001	475	S		1	Liberty Life Assurance Company of Boston	1	A	n/a	a	n/a	$77,040.00	$20,379.80	10	$13,784.25

109478	1008611	Structured Settlement	LC - Unhedged	XZ033117001	275	NS	1	Liberty Life Assurance Company of Boston	1	A	n/a	a	n/a	$360,000.00	$209,302.38	25	$66,157.75
109479	1002636	Structured Settlement	LC - Unhedged	JJ050817001	375	S	1	AXA Equitable Life Insurance Company	1	A+	Aa3	aa-	AA-	$97,259.60	$67,486.11	6	$52,122.46
109482	1008727	Structured Settlement	LC - Unhedged	JJ031417001	450	NS	1	John Hancock Life Insurance Company (U.S.A.)	1	AA-	A1	aa-	AA-	$40,473.09	$37,676.91	5	$29,895.54
109489	1008729	Structured Settlement	LC - Unhedged	JJ041817002	450	S	1	Pacific Life Insurance Company	1	A+	A1	aa-	A+	$264,060.80	$116,552.47	13	$81,919.76
109491	1008731	Structured Settlement	LC - Unhedged	JJ050817002	275	S	1	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$312,440.00	$137,006.64	14	$79,961.64
109520	1008739	Structured Settlement	LC - Unhedged	JJ041717002	225	S	1	Union Fidelity Life Insurance Company	1	n/a	n/a	a-	n/a	$263,900.00	$83,349.50	21	$34,886.60
109737	1004981	Structured Settlement	LC - Unhedged	JJ060617001	350	S	1	Union Fidelity Life Insurance Company	1	n/a	n/a	a-	n/a	$171,360.00	$150,578.40	19	$61,876.64
109739	1005162	Structured Settlement	LC - Unhedged	GJ053017001-ST	150	NS	1	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$218,400.00	$193,695.27	18	$83,446.72
109741	1006050	Structured Settlement	LC - Unhedged	JJ051617001	150	NS	1	Allstate Life Insurance Company	1	A+	A1	aa-	A-	$63,000.00	$44,226.55	8	$31,307.93
109746	1006654	Structured Settlement	LC - Unhedged	JJ040517002	300	NS	1	Prudential Insurance Company of America	1	AA-	A1	aa-	A+	$306,832.06	$281,201.42	23	$90,472.25
109748	1008533	Structured Settlement	LC - Unhedged	JJ030317002	300	NS	1	Nationwide Life Insurance Company	1	A+	A1	aa-	n/a	$100,000.00	$83,076.70	17	$36,625.09
109749	1008606	Structured Settlement	LC - Unhedged	GJ032117001-ST	425	S	1	Transamerica Life Insurance Company	1	AA-	A1	aa-	AA-	$42,000.00	$28,702.54	5	$23,072.45
109751	1008718	Structured Settlement	LC - Unhedged	GJ041917003-ST	100	NS	1	Transamerica Life Insurance Company	1	AA-	A1	aa-	AA-	$192,000.00	$184,089.96	22	$63,670.94
109756	1008645	Structured Settlement	LC - Unhedged	JJ051917002	400	S	1	John Hancock Life Insurance Company (U.S.A.)	1	AA-	A1	aa-	AA-	$133,200.00	$87,350.66	23	$28,287.44
109876	1008484	Structured Settlement	LC - Unhedged	KQ033117001	275	S	1	Union Fidelity Life Insurance Company	1	n/a	n/a	a-	n/a	$69,840.00	$56,772.57	9	$38,627.47
109886	1008361	Structured Settlement	LC - Unhedged	KQ030917001	500	S	1	Prudential Insurance Company of America	1	AA-	A1	aa-	A+	$1,626,197.52	$712,665.16	21	$258,936.19
109891	1001683	Annuity	LC - Unhedged	JJ042817002	100	NS	1	John Hancock Life Insurance Company (U.S.A.)	1	AA-	A1	aa-	AA-	$258,338.84	$160,965.05	12	$89,092.25
109899	1008711	Structured Settlement	LC - Unhedged	CZ062017001	225	A	1	Massachusetts Mutual Life Insurance Company	1	AA+	Aa2	aa+	AA-	$129,000.00	$69,535.95	37	$11,792.49
109902	1007263	Structured Settlement	LC - Unhedged	QG040517001	300	S	1	Executive Life Ins. Co. of New York	nr	n/a	n/a	n/a	n/a	$113,800.00	$99,251.67	15	$49,136.33
109907	1008952	Annuity	LC - Unhedged	JJ060717003	225	NS	1	Prudential Insurance Company of America	1	AA-	A1	aa-	A+	$83,716.85	$55,982.02	4	$47,992.59
109909	1003264	Structured Settlement	LC - Unhedged	JJ040617002	225	NS	1	Pacific Life and Annuity Company	1	A+	A1	aa-	A+	$146,071.20	$58,835.94	13	$32,936.67
109913	1008530	Structured Settlement	LC - Unhedged	EH040317001	150	S	1	Metropolitan Life Insurance Company	1	AA-	Aa3	aa-	AA-	$138,804.00	$111,954.90	24	$37,463.51
109914	1008614	Structured Settlement	LC - Unhedged	JJ062717001	300	S	1	Transamerica Premier Life Insurance Company	1	AA-	A1	aa-	AA-	$94,000.00	$75,561.56	5	$61,540.37
109919	1008955	Structured Settlement	LC - Unhedged	JJ052517001	150	NS	1	Transamerica Premier Life Insurance Company	1	AA-	A1	aa-	AA-	$51,777.96	$51,512.65	5	$39,681.06
109921	1008956	Structured Settlement	LC - Unhedged	JJ060117001	250	NS	1	Transamerica Premier Life Insurance Company	1	AA-	A1	aa-	AA-	$28,474.56	$27,959.75	4	$22,619.91
109928	1002364	Structured Settlement	LC - Unhedged	DD050117001	450	NS	1	United States Life Insurance Company in the City of New York	1	A+	A2	a	A+	$313,305.21	$288,795.35	7	$204,931.19
109936	1008990	Structured Settlement	LC - Unhedged	JJ060717001	250	NS	1	Symetra Life Insurance Company	1	A	A3	a+	A+	$64,924.80	$58,384.28	7	$42,800.22
109938	1004818	Structured Settlement	LC - Unhedged	GF060217001	325	NS	1	Transamerica Premier Life Insurance Company	1	AA-	A1	aa-	AA-	$90,240.00	$57,869.97	14	$30,213.73
109939	1004818	Structured Settlement	LC - Unhedged	GF060217001	325	NS	1	Transamerica Premier Life Insurance Company	1	AA-	A1	aa-	AA-	$45,120.00	$14,950.78	22	$5,194.73
109941	1008621	Structured Settlement	LC - Unhedged	QX050117001	125	NS	1	New York Life Insurance Company	1	AA+	Aaa	aaa	AA+	$45,340.16	$38,312.10	15	$21,386.37
109942	1006000	Structured Settlement	LC - Unhedged	JJ051817001	250	S	1	Reinsurance Group of America, Inc.	2	A-	Baa1	a-	BBB+	$134,202.60	$61,133.29	11	$39,535.96